UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08188

AB HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

ITEM 1. REPORTS TO STOCKHOLDERS.

Class A:AGDAX

April 30, 2026

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AB High Income Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$3,085,887,460
# of Portfolio Holdings	1,044
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net)	$7,512,843

Class A:AGDAX

1

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Table Summary
Corporates - Non-Investment Grade	62.7%
Corporates - Investment Grade	13.6%
Bank Loans	6.7%
Emerging Markets - Corporate Bonds	5.7%
Emerging Markets - Sovereigns	3.3%
Governments - Treasuries	0.9%
Governments - Sovereign Bonds	0.8%
Quasi-Sovereigns	0.8%
Asset-Backed Securities	0.7%
Common Stocks	0.5%
Inflation-Linked Securities	0.5%
Local Governments - US Municipal Bonds	0.4%
Collateralized Mortgage Obligations	0.4%
Others	0.9%
Short-Term Investments	2.0%
Other assets less liabilities	0.1%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	67.6%
Canada	3.4%
United Kingdom	3.1%
France	2.1%
Italy	1.5%
Brazil	1.4%
Colombia	1.4%
Mexico	1.1%
Germany	1.0%
India	0.9%
Turkey	0.9%
Spain	0.9%
Luxembourg	0.9%
Others	11.7%
Short-Term Investments	2.0%
Other assets less liabilities	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AGDAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

HI-A-0154-0426

Class A:AGDAX

2

Advisor Class:AGDYX

April 30, 2026

SCAN ME

Please scan QR code for Fund Information

AB High Income Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$31	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$3,085,887,460
# of Portfolio Holdings	1,044
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net)	$7,512,843

Advisor Class:AGDYX

1

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Table Summary
Corporates - Non-Investment Grade	62.7%
Corporates - Investment Grade	13.6%
Bank Loans	6.7%
Emerging Markets - Corporate Bonds	5.7%
Emerging Markets - Sovereigns	3.3%
Governments - Treasuries	0.9%
Governments - Sovereign Bonds	0.8%
Quasi-Sovereigns	0.8%
Asset-Backed Securities	0.7%
Common Stocks	0.5%
Inflation-Linked Securities	0.5%
Local Governments - US Municipal Bonds	0.4%
Collateralized Mortgage Obligations	0.4%
Others	0.9%
Short-Term Investments	2.0%
Other assets less liabilities	0.1%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	67.6%
Canada	3.4%
United Kingdom	3.1%
France	2.1%
Italy	1.5%
Brazil	1.4%
Colombia	1.4%
Mexico	1.1%
Germany	1.0%
India	0.9%
Turkey	0.9%
Spain	0.9%
Luxembourg	0.9%
Others	11.7%
Short-Term Investments	2.0%
Other assets less liabilities	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AGDYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

HI-ADV-0154-0426

Advisor Class:AGDYX

2

Class C:AGDCX

April 30, 2026

SCAN ME

Please scan QR code for Fund Information

AB High Income Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDCX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$3,085,887,460
# of Portfolio Holdings	1,044
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net)	$7,512,843

Class C:AGDCX

1

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Table Summary
Corporates - Non-Investment Grade	62.7%
Corporates - Investment Grade	13.6%
Bank Loans	6.7%
Emerging Markets - Corporate Bonds	5.7%
Emerging Markets - Sovereigns	3.3%
Governments - Treasuries	0.9%
Governments - Sovereign Bonds	0.8%
Quasi-Sovereigns	0.8%
Asset-Backed Securities	0.7%
Common Stocks	0.5%
Inflation-Linked Securities	0.5%
Local Governments - US Municipal Bonds	0.4%
Collateralized Mortgage Obligations	0.4%
Others	0.9%
Short-Term Investments	2.0%
Other assets less liabilities	0.1%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	67.6%
Canada	3.4%
United Kingdom	3.1%
France	2.1%
Italy	1.5%
Brazil	1.4%
Colombia	1.4%
Mexico	1.1%
Germany	1.0%
India	0.9%
Turkey	0.9%
Spain	0.9%
Luxembourg	0.9%
Others	11.7%
Short-Term Investments	2.0%
Other assets less liabilities	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AGDCX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

HI-C-0154-0426

Class C:AGDCX

2

Class I:AGDIX

April 30, 2026

SCAN ME

Please scan QR code for Fund Information

AB High Income Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDIX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$3,085,887,460
# of Portfolio Holdings	1,044
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net)	$7,512,843

Class I:AGDIX

1

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Table Summary
Corporates - Non-Investment Grade	62.7%
Corporates - Investment Grade	13.6%
Bank Loans	6.7%
Emerging Markets - Corporate Bonds	5.7%
Emerging Markets - Sovereigns	3.3%
Governments - Treasuries	0.9%
Governments - Sovereign Bonds	0.8%
Quasi-Sovereigns	0.8%
Asset-Backed Securities	0.7%
Common Stocks	0.5%
Inflation-Linked Securities	0.5%
Local Governments - US Municipal Bonds	0.4%
Collateralized Mortgage Obligations	0.4%
Others	0.9%
Short-Term Investments	2.0%
Other assets less liabilities	0.1%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	67.6%
Canada	3.4%
United Kingdom	3.1%
France	2.1%
Italy	1.5%
Brazil	1.4%
Colombia	1.4%
Mexico	1.1%
Germany	1.0%
India	0.9%
Turkey	0.9%
Spain	0.9%
Luxembourg	0.9%
Others	11.7%
Short-Term Investments	2.0%
Other assets less liabilities	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AGDIX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

HI-I-0154-0426

Class I:AGDIX

2

Class Z:AGDZX

April 30, 2026

SCAN ME

Please scan QR code for Fund Information

AB High Income Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDZX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$28	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$3,085,887,460
# of Portfolio Holdings	1,044
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net)	$7,512,843

Class Z:AGDZX

1

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Table Summary
Corporates - Non-Investment Grade	62.7%
Corporates - Investment Grade	13.6%
Bank Loans	6.7%
Emerging Markets - Corporate Bonds	5.7%
Emerging Markets - Sovereigns	3.3%
Governments - Treasuries	0.9%
Governments - Sovereign Bonds	0.8%
Quasi-Sovereigns	0.8%
Asset-Backed Securities	0.7%
Common Stocks	0.5%
Inflation-Linked Securities	0.5%
Local Governments - US Municipal Bonds	0.4%
Collateralized Mortgage Obligations	0.4%
Others	0.9%
Short-Term Investments	2.0%
Other assets less liabilities	0.1%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	67.6%
Canada	3.4%
United Kingdom	3.1%
France	2.1%
Italy	1.5%
Brazil	1.4%
Colombia	1.4%
Mexico	1.1%
Germany	1.0%
India	0.9%
Turkey	0.9%
Spain	0.9%
Luxembourg	0.9%
Others	11.7%
Short-Term Investments	2.0%
Other assets less liabilities	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AGDZX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

HI-Z-0154-0426

Class Z:AGDZX

2

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

April 30, 2026

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB HIGH INCOME FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

April 30, 2026 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 62.7%
Industrial – 54.1%
Basic – 3.3%
Alcoa Nederland Holding BV 4.125%, 03/31/2029(a)	U.S.$	675	$655,924
7.125%, 03/15/2031(a)		3,049	3,165,140
Alumina Pty Ltd. 6.125%, 03/15/2030(a)		4,042	4,128,719
6.375%, 09/15/2032(a)		3,059	3,144,378
ASP Unifrax Holdings, Inc. 7.10% (7.10% Cash or 5.85% Cash and 1.25% PIK), 09/30/2029(a)(b)		8,037	359,956
11.175% (10.425% Cash or 11.175% PIK or 6.425% Cash and 4.75% PIK), 09/30/2029(a)(b)(c)		12,338	5,082,796
Celanese US Holdings LLC 6.50%, 04/15/2030		631	645,472
6.75%, 04/15/2033(d)		2,104	2,166,284
7.00%, 02/15/2031		1,814	1,887,131
7.375%, 02/15/2034		3,832	4,009,615
Cleveland-Cliffs, Inc. 7.50%, 09/15/2031(a)		5,190	5,279,022
Commercial Metals Co. 5.75%, 11/15/2033(a)		1,792	1,792,428
Constellium SE 3.75%, 04/15/2029(a)		2,400	2,309,784
5.625%, 06/15/2028(a)		1,000	999,348
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		3,051	3,045,678
Element Solutions, Inc. 3.875%, 09/01/2028(a)		8,518	8,304,504
Fortescue Treasury Pty Ltd. 4.375%, 04/01/2031(a)		3,197	3,061,016
4.50%, 09/15/2027(a)		2,160	2,143,111
5.875%, 04/15/2030(a)		154	157,034
6.125%, 04/15/2032(a)		5,645	5,835,069
Graphic Packaging International LLC 3.50%, 03/15/2028(a)		5,476	5,294,551
3.50%, 03/01/2029(a)		1,508	1,428,177
INEOS Finance PLC 6.375%, 04/15/2029(a)	EUR	3,266	3,756,478
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	3,288	3,167,753
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023(e)(f)(g)(h)(i)		16,121	– 0	–

ABFunds.com	AB High Income Fund 1

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Novelis Corp. 4.75%, 01/30/2030(a)	U.S.$	4,950	$4,743,654
Olin Corp. 5.625%, 08/01/2029		2,996	2,974,980
6.625%, 04/01/2033(a)		2,599	2,576,872
Olympus Water US Holding Corp. 6.75%, 08/01/2032(a)		4,778	4,633,530
Skeena Resources Ltd. 8.50%, 04/01/2031(a)		2,425	2,538,627
Sword Purchaser LLC 8.25%, 04/15/2033(a)		6,490	6,640,795
Vibrantz Technologies, Inc. 9.00%, 02/28/2031(f)		38	18,762
WR Grace Holdings LLC 5.625%, 08/15/2029(a)		763	728,183
6.625%, 08/15/2032(a)		2,506	2,487,007
7.00%, 08/01/2033(a)		1,779	1,775,866
7.375%, 03/01/2031(a)		761	768,932

			101,706,576

Capital Goods – 5.3%
Arcosa, Inc. 4.375%, 04/15/2029(a)		1,557	1,516,862
6.875%, 08/15/2032(a)		1,073	1,114,749
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 5.00%, 01/30/2031(a)	EUR	1,347	1,574,587
6.25%, 01/30/2031(a)	U.S.$	1,116	1,124,749
Axon Enterprise, Inc. 6.125%, 03/15/2030(a)		7,031	7,189,321
6.25%, 03/15/2033(a)		4,357	4,472,717
Biffa Group Holdings Ltd. 5.25%, 06/15/2031(a)	EUR	3,771	4,379,693
Bombardier, Inc. 6.75%, 06/15/2033(a)	U.S.$	1,496	1,561,555
7.25%, 07/01/2031(a)		3,007	3,162,643
7.45%, 05/01/2034(a)		5,150	5,675,161
8.75%, 11/15/2030(a)		5,839	6,206,105
Calderys Financing LLC 11.25%, 06/01/2028(a)		6,939	7,149,674
Camelot Return Merger Sub, Inc. 8.75%, 08/01/2028(a)(d)		4,752	3,072,139
Columbus McKinnon Corp./NY 7.125%, 02/01/2033(a)		6,318	6,355,066
Cornerstone Building Brands, Inc. 9.50%, 08/15/2029(a)(d)		2,647	1,700,019
Efesto Bidco SpA Efesto US LLC Series XR 7.50%, 02/15/2032(a)		8,360	8,346,233

2 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EnerSys 4.375%, 12/15/2027(a)	U.S.$	5,050	$4,995,405
Esab Corp. 5.625%, 04/01/2031(a)		4,559	4,598,804
Goat Holdco LLC 6.75%, 02/01/2032(a)		1,805	1,849,638
Griffon Corp. 5.75%, 03/01/2028		300	299,311
IMA Industria Macchine Automatiche SpA 5.95% (EURIBOR 3 Month + 3.75%), 04/15/2029(a)(j)	EUR	2,560	3,021,177
LSB Industries, Inc. 6.25%, 10/15/2028(a)(c)	U.S.$	5,922	5,925,043
Luna 2 5SARL 5.50%, 07/01/2032(a)	EUR	2,280	2,680,252
Madison IAQ LLC 5.875%, 06/30/2029(a)	U.S.$	7,940	7,922,043
Maxam Prill SARL 7.75%, 07/15/2030(a)		4,183	4,316,030
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(a)		1,314	1,298,810
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)(d)		9,795	9,039,165
Moog, Inc. 5.50%, 10/15/2034(a)		1,898	1,903,109
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		533	515,468
Paprec Holding SA 4.50%, 07/15/2032(a)	EUR	1,240	1,460,401
Quikrete Holdings, Inc. 6.375%, 03/01/2032(a)	U.S.$	3,800	3,857,765
TransDigm, Inc. 4.625%, 01/15/2029		3,591	3,536,839
4.875%, 05/01/2029		3,750	3,704,126
6.125%, 07/31/2034(a)		2,550	2,553,137
6.25%, 01/31/2034(a)		224	228,953
6.375%, 03/01/2029(a)		1,372	1,401,185
6.375%, 05/31/2033(a)		8,340	8,412,503
6.625%, 03/01/2032(a)		2,376	2,442,448
6.75%, 08/15/2028(a)		13,090	13,272,606
6.875%, 12/15/2030(a)		157	161,864
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		3,072	3,147,402
Waste Pro USA, Inc. 7.00%, 02/01/2033(a)		2,664	2,713,676
WESCO Distribution, Inc. 5.25%, 04/15/2031(a)		2,672	2,672,619
6.625%, 03/15/2032(a)		528	546,604

			163,077,656

ABFunds.com	AB High Income Fund 3

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Communications - Media – 6.1%
AMC Global Media, Inc. 10.50%, 07/15/2032(a)	U.S.$	1,473	$1,519,768
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 02/01/2031(a)		2,542	2,307,153
4.50%, 08/15/2030(a)		16,819	15,690,077
4.75%, 03/01/2030(a)		1,939	1,838,308
5.00%, 02/01/2028(a)		1,008	997,418
6.375%, 09/01/2029(a)		3,993	4,003,379
7.375%, 03/01/2031(a)		1,028	1,038,540
Clear Channel Outdoor Holdings, Inc. 7.125%, 02/15/2031(a)		3,485	3,627,151
CSC Holdings LLC 4.625%, 12/01/2030(a)		2,824	996,614
5.00%, 11/15/2031(a)		330	116,565
5.375%, 02/01/2028(a)		6,664	4,970,833
5.50%, 04/15/2027(a)		4,961	4,185,844
5.75%, 01/15/2030(a)		2,983	1,071,118
7.50%, 04/01/2028(a)		2,183	1,155,638
11.25%, 05/15/2028(a)		2,417	1,994,925
11.75%, 01/31/2029(a)		2,095	1,497,991
DIRECTV Financing LLC 8.875%, 02/01/2030(a)		3,468	3,534,443
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		2,722	2,722,632
10.00%, 02/15/2031(a)		4,361	4,536,801
Discovery Global Holdings, Inc. 4.28%, 03/15/2032		4,597	4,163,389
5.05%, 03/15/2042		13,079	9,387,085
5.14%, 03/15/2052		1,604	1,058,787
DISH DBS Corp. 5.25%, 12/01/2026(a)		8,369	8,287,020
5.75%, 12/01/2028(a)		15,534	15,243,584
7.375%, 07/01/2028		7,151	6,988,071
EchoStar Corp. 6.75% (6.75% Cash or 6.75% PIK), 11/30/2030(b)(c)		10,093	10,246,383
10.75%, 11/30/2029		7,197	7,805,269
EW Scripps Co. (The) 9.875%, 08/15/2030(a)		2,999	3,008,139
Gray Media, Inc. 5.375%, 11/15/2031(a)		2,960	2,317,171
7.25%, 08/15/2033(a)		1,222	1,245,162
9.625%, 07/15/2032(a)		2,822	2,870,098
iHeartCommunications, Inc. 7.75%, 08/15/2030(a)		138	132,707
9.125%, 05/01/2029(a)		552	551,473

4 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)	U.S.$	5,026	$3,249,728
6.75%, 10/15/2027(a)		8,724	5,877,545
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		2,707	2,685,836
8.00%, 08/01/2029(a)		869	869,302
Paramount Global 6.25%, 02/28/2057		1,211	860,411
6.375%, 03/30/2062		4,680	3,629,920
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		523	461,343
8.125%, 02/15/2033(a)		4,657	4,821,743
Sirius XM Radio LLC 4.00%, 07/15/2028(a)		9,128	8,867,213
4.125%, 07/01/2030(a)		1,261	1,175,007
5.50%, 07/01/2029(a)		1,000	992,566
Snap, Inc. 6.875%, 03/01/2033(a)		5,488	5,344,808
Summer BC Holdco B SARL 5.875%, 02/15/2030(a)	EUR	541	552,745
Versant Media Group, Inc. 7.25%, 01/30/2031(a)	U.S.$	9,112	9,460,078
Virgin Media Secured Finance PLC 4.50%, 08/15/2030(a)		3,049	2,712,363
VZ Secured Financing BV 5.00%, 01/15/2032(a)		2,806	2,458,023
Ziggo BV 4.875%, 01/15/2030(a)		2,467	2,319,965

			187,448,132

Communications - Telecommunications – 2.2%
Altice Financing SA 5.75%, 08/15/2029(a)		4,443	3,268,868
Altice France Lux 3/Altice Holdings 1 10.00%, 01/15/2033(f)		2,487	2,455,945
Altice France SA 6.50%, 10/15/2031(a)		925	908,991
6.50%, 04/15/2032(a)		2,283	2,246,790
6.875%, 10/15/2030(a)		2,983	2,931,025
6.875%, 07/15/2032(a)		5,684	5,590,794
9.50%, 11/01/2029(a)		1,500	1,531,623
APLD ComputeCo 2 LLC 6.75%, 03/15/2031(a)		5,604	5,555,441
Connect Finco SARL/Connect US Finco LLC 9.00%, 09/15/2029(a)		1,556	1,640,802
Core Scientific Finance I LLC 7.75%, 05/15/2031(a)		2,749	2,742,456
Edged Compute LLC 7.50%, 04/30/2031(a)		2,200	2,157,272

ABFunds.com	AB High Income Fund 5

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Fibercop SpA 7.20%, 07/18/2036(a)	U.S.$	820	$820,213
7.72%, 06/04/2038(a)		6,199	6,203,395
United Group BV 3.625%, 02/15/2028(a)	EUR	752	879,932
4.625%, 08/15/2028(a)		663	779,068
6.25%, 01/31/2032(a)		270	317,491
6.375%, 05/14/2033(a)		785	917,037
6.75%, 02/15/2031(a)		2,127	2,565,922
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 8.625%, 06/15/2032(a)(d)	U.S.$	3,310	3,466,941
Viasat, Inc. 6.50%, 07/15/2028(a)		190	189,332
7.50%, 05/30/2031(a)		1,079	1,081,363
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(a)		1,605	1,387,125
4.75%, 07/15/2031(a)		12,630	10,927,192
7.75%, 04/15/2032(a)		2,276	2,216,241
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/01/2031(a)		4,218	4,462,571

			67,243,830

Consumer Cyclical - Automotive – 2.9%
Adient Global Holdings Ltd. 7.50%, 02/15/2033(a)		1,362	1,389,017
Allison Transmission, Inc. 3.75%, 01/30/2031(a)		3,049	2,864,200
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(a)		10,355	8,301,110
Clarios Global LP/Clarios US Finance Co. 4.75%, 06/15/2031(a)	EUR	2,475	2,898,857
6.75%, 09/15/2032(a)	U.S.$	4,307	4,403,907
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(e)(f)(g)(h)(i)(k)		18,493	– 0	–
Exide Technologies (First Lien) 11.00%, 10/31/2024(e)(f)(g)(h)(i)(k)		7,590	– 0	–
Goodyear Tire & Rubber Co. (The) 5.25%, 04/30/2031		3,614	3,289,452
5.25%, 07/15/2031		5,957	5,418,101
6.625%, 07/15/2030		4,137	4,093,436
IHO Verwaltungs GmbH 5.625% (5.625% Cash or 6.375% PIK), 05/15/2031(a)(b)	EUR	568	675,748
6.375% (6.375% Cash or 7.125% PIK), 05/15/2029(a)(b)	U.S.$	200	200,699
6.75% (6.75% Cash or 7.50% PIK), 11/15/2029(a)(b)	EUR	2,189	2,685,392

6 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

7.75% (7.75% Cash or 8.50% PIK), 11/15/2030(a)(b)	U.S.$	3,195	$3,285,679
8.00% (8.00% Cash or 8.75% PIK), 11/15/2032(a)(b)		1,030	1,064,299
8.75% (8.75% Cash or 9.50% PIK), 05/15/2028(a)(b)	EUR	1,751	2,103,283
Nissan Motor Acceptance Co. LLC 2.45%, 09/15/2028(a)	U.S.$	4,310	3,987,137
2.75%, 03/09/2028(a)		6,045	5,725,810
5.55%, 09/13/2029(a)		1,000	979,146
6.125%, 09/30/2030(a)		1,425	1,403,776
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		1,000	986,441
7.50%, 07/17/2030(a)		1,000	1,033,568
8.125%, 07/17/2035(a)		7,985	8,425,923
PM General Purchaser LLC 9.50%, 10/01/2028(a)		6,497	6,040,254
Tenneco, Inc. 8.00%, 11/17/2028(a)		8,316	8,409,076
Titan International, Inc. 7.00%, 04/30/2028		6,965	6,961,407
ZF Finance GmbH Series E 3.75%, 09/21/2028(a)	EUR	100	115,656
ZF North America Capital, Inc. 7.125%, 04/14/2030(a)	U.S.$	1,539	1,540,335

			88,281,709

Consumer Cyclical - Entertainment – 1.1%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		1,527	1,493,286
NCL Corp., Ltd. 5.875%, 01/15/2031(a)		5,106	4,966,353
6.25%, 09/15/2033(a)		1,710	1,654,694
6.75%, 02/01/2032(a)		2,185	2,174,936
NCL Finance Ltd. 6.125%, 03/15/2028(a)		324	328,517
Patrick Industries, Inc. 4.75%, 05/01/2029(a)		150	147,353
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		5,583	5,399,103
Six Flags Entertainment Corp. 7.25%, 05/15/2031(a)(d)		8,346	8,229,546
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp. 5.25%, 07/15/2029		30	28,869
Viking Cruises Ltd. 5.875%, 10/15/2033(a)		8,413	8,430,384
9.125%, 07/15/2031(a)		1,377	1,449,458

			34,302,499

ABFunds.com	AB High Income Fund 7

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Other – 5.3%
Allwyn Entertainment Financing UK PLC 4.625%, 08/15/2031(a)	EUR	1,909	$2,208,151
7.25%, 04/30/2030(a)		1,431	1,741,094
Ameritex Holdco Intermediate LLC 7.625%, 08/15/2033(a)	U.S.$	7,022	7,295,184
Betclic Everest Group SAS 5.125%, 12/10/2031(a)	EUR	3,994	4,695,771
Brightstar Lottery PLC/Brightstar Global Solutions Corp. 5.75%, 01/15/2033(a)	U.S.$	3,778	3,705,792
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)		5,679	5,321,945
6.25%, 09/15/2027(a)		4,404	4,408,048
Builders FirstSource, Inc. 4.25%, 02/01/2032(a)		1,954	1,815,075
6.375%, 03/01/2034(a)		5,168	5,147,061
6.75%, 05/15/2035(a)		2,975	3,004,745
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029(a)		1,629	1,347,837
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		2,523	2,501,722
5.75%, 04/01/2030(a)		2,035	2,030,729
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(a)		3,567	3,477,366
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		6,167	5,655,122
4.00%, 05/01/2031(a)		1,651	1,563,521
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875%, 07/01/2031(a)		964	891,526
5.00%, 06/01/2029(a)		9,171	8,874,928
6.625%, 01/15/2032(a)		3,497	3,537,959
Installed Building Products, Inc. 5.625%, 02/01/2034(a)		950	945,250
K Hovnanian Enterprises, Inc. 8.00%, 04/01/2031(a)		2,083	2,098,379
LGI Homes, Inc. 7.00%, 11/15/2032(a)		2,559	2,456,778
Lottomatica Group SpA 4.625%, 04/30/2032(a)	EUR	1,269	1,487,774
4.875%, 01/31/2031(a)		1,181	1,402,105
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)	U.S.$	1,338	1,279,646
6.50%, 10/01/2033(a)		7,489	7,202,213
Masterbrand, Inc. 7.00%, 07/15/2032(a)		3,662	3,644,986

8 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Mattamy Group Corp. 4.625%, 03/01/2030(a)	U.S.$	5,290	$5,055,204
MGM Resorts International 6.125%, 09/15/2029		2,400	2,433,133
Miller Homes Group Finco PLC 6.23% (EURIBOR 3 Month + 4.25%), 10/15/2030(a)(j)	EUR	1,541	1,766,202
7.00%, 05/15/2029(a)	GBP	2,900	3,763,373
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 8.25%, 04/15/2030(a)	U.S.$	2,744	2,860,096
11.875%, 04/15/2031(a)		3,907	4,193,714
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028		3,292	3,250,990
4.75%, 04/01/2029		4,530	4,376,346
Standard Building Solutions, Inc. 5.875%, 03/15/2034(a)		2,815	2,743,154
6.25%, 08/01/2033(a)		5,412	5,411,658
Standard Industries, Inc./NY 3.375%, 01/15/2031(a)		2,584	2,346,016
4.375%, 07/15/2030(a)		7,040	6,723,239
4.75%, 01/15/2028(a)		1,356	1,348,141
Station Casinos LLC 4.50%, 02/15/2028(a)		1,517	1,493,723
Taylor Morrison Communities, Inc. 5.125%, 08/01/2030(a)		212	211,145
5.75%, 01/15/2028(a)		989	998,176
Thor Industries, Inc. 4.00%, 10/15/2029(a)		3,624	3,429,727
Travel & Leisure Co. 4.50%, 12/01/2029(a)		5,268	5,090,173
4.625%, 03/01/2030(a)		10,068	9,704,700
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(a)		4,394	4,321,765
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		2,353	2,353,949

			163,615,331

Consumer Cyclical - Restaurants – 0.4%
1011778 BC ULC/New Red Finance, Inc. 4.00%, 10/15/2030(a)		7,251	6,895,797
4.375%, 01/15/2028(a)		5,888	5,816,677

			12,712,474

Consumer Cyclical - Retailers – 5.1%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(a)		14,604	15,066,698
7.375%, 08/01/2033(a)		2,757	2,837,853

ABFunds.com	AB High Income Fund 9

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Arko Corp. 5.125%, 11/15/2029(a)	U.S.$	3,771	$3,398,973
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		6,598	6,423,976
5.00%, 02/15/2032(a)		340	326,088
Bath & Body Works, Inc. 6.75%, 07/01/2036		1,479	1,438,480
6.875%, 11/01/2035		6,475	6,390,912
7.60%, 07/15/2037		360	351,141
Beach Acquisition Bidco LLC 5.25%, 07/15/2032(a)	EUR	2,585	3,028,759
Boots Group Finco LP 5.375%, 08/31/2032(a)		3,756	4,472,510
Carvana Co. 5.50%, 04/15/2027(a)	U.S.$	1,469	1,446,861
9.00%, 06/01/2030(a)(b)(c)		7,229	7,519,657
9.00%, 06/01/2031(a)(b)(c)		3,962	4,382,152
Cougar JV Subsidiary LLC 8.00%, 05/15/2032(a)		7,797	8,193,177
CT Investment GmbH 6.375%, 04/15/2030(a)	EUR	1,681	2,013,117
FirstCash, Inc. 4.625%, 09/01/2028(a)	U.S.$	1,000	983,978
5.625%, 01/01/2030(a)		320	318,845
6.875%, 03/01/2032(a)		3,145	3,222,562
Gap, Inc. (The) 3.625%, 10/01/2029(a)		3,618	3,414,639
3.875%, 10/01/2031(a)		998	912,419
Gee Automotive Holdings LLC 7.25%, 03/01/2031(a)		2,641	2,676,164
Global Auto Holdings Ltd./AAG FH UK Ltd. 8.375%, 01/15/2029(a)		5,739	5,449,512
8.75%, 01/15/2032(a)		4,115	3,734,852
11.50%, 08/15/2029(a)		1,470	1,492,869
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		4,361	4,245,666
6.375%, 01/15/2030(a)		945	959,582
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		3,898	3,713,202
LCM Investments Holdings II LLC 4.875%, 05/01/2029(a)		6,569	6,433,325
8.25%, 08/01/2031(a)		679	710,844
Lithia Motors, Inc. 3.875%, 06/01/2029(a)		2,932	2,808,050
4.625%, 12/15/2027(a)		685	680,903
Park River Holdings, Inc. 8.00%, 03/15/2031(a)		1,302	1,310,102

10 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Penske Automotive Group, Inc. 3.75%, 06/15/2029	U.S.$	521	$499,586
PetSmart LLC/PetSmart Finance Corp. 7.50%, 09/15/2032(a)		2,933	2,969,264
10.00%, 09/15/2033(a)		3,315	3,346,276
QXO Building Products, Inc. 6.75%, 04/30/2032(a)		7,820	7,977,417
Sonic Automotive, Inc. 4.625%, 11/15/2029(a)		9,865	9,640,867
4.875%, 11/15/2031(a)		790	760,086
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(a)		3,703	3,268,120
Staples, Inc. 10.75%, 09/01/2029(a)		9,996	9,569,836
12.75%, 01/15/2030(a)		2,487	1,869,638
VF Corp. 2.95%, 04/23/2030		7,097	6,436,965

			156,695,923

Consumer Non-Cyclical – 8.2%
Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(a)		1,227	1,202,640
7.375%, 03/15/2033(a)		1,808	1,850,811
Accendra Health, Inc. 4.50%, 03/31/2029(a)		14	9,410
Adapthealth LLC 4.625%, 08/01/2029(a)		2,068	2,000,074
5.125%, 03/01/2030(a)		2,000	1,945,435
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		1,018	971,489
4.875%, 02/15/2030(a)		3,496	3,421,954
5.50%, 03/31/2031(a)		4,486	4,463,612
5.75%, 03/31/2034(a)		2,057	2,005,152
6.50%, 02/15/2028(a)		4,998	5,057,113
Amneal Pharmaceuticals LLC 6.875%, 08/01/2032(a)		1,342	1,394,619
Bausch & Lomb Corp. 8.375%, 10/01/2028(a)		11,521	11,912,542
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		1,282	1,204,338
11.00%, 09/30/2028(a)		6,382	6,638,444
BioMarin Pharmaceutical, Inc. 5.50%, 02/15/2034(a)		1,088	1,080,497
CAB SELAS 3.375%, 02/01/2028(a)	EUR	2,809	3,254,239
Cheplapharm Arzneimittel GmbH 7.125%, 06/15/2031(a)		1,810	2,156,179

ABFunds.com	AB High Income Fund 11

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)	U.S.$	1,291	$1,207,305
6.00%, 01/15/2029(a)		11,502	11,429,334
6.125%, 04/01/2030(a)		7,452	6,607,752
9.75%, 01/15/2034(a)		7,817	8,063,870
CVS Health Corp. 6.75%, 12/10/2054		548	567,751
7.00%, 03/10/2055		9,105	9,447,102
DaVita, Inc. 3.75%, 02/15/2031(a)		1,867	1,732,253
4.625%, 06/01/2030(a)		18,628	18,033,794
Elanco Animal Health, Inc. 6.40%, 08/28/2028(c)		5,930	6,084,284
Embecta Corp. 5.00%, 02/15/2030(a)(d)		6,608	6,211,422
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		7,811	6,956,680
Encompass Health Corp. 4.50%, 02/01/2028		676	671,036
Fortrea Holdings, Inc. 7.50%, 07/01/2030(a)		1,176	1,144,541
Genmab A/S/Genmab Finance LLC 6.25%, 12/15/2032(a)		5,260	5,386,787
7.25%, 12/15/2033(a)		2,191	2,286,623
Grifols SA 3.875%, 10/15/2028(a)	EUR	8,212	9,468,661
7.50%, 05/01/2030(a)		1,900	2,316,345
Gruenenthal GmbH 6.75%, 05/15/2030(a)		3,233	3,924,445
Gruppo San Donato SpA 6.50%, 10/31/2031(a)		2,705	3,168,489
Iceland Bondco PLC 10.875%, 12/15/2027(a)	GBP	414	586,153
LifePoint Health, Inc. 7.00%, 05/01/2034(a)	U.S.$	1,217	1,187,314
8.375%, 02/15/2032(a)		3,840	4,028,935
ModivCare, Inc. 5.00%, 10/01/2029(c)(f)(h)(i)(l)		3,342	4,345
MPH Acquisition Holdings LLC 5.75%, 12/31/2030(a)		3,146	2,610,354
6.75% (6.00% Cash and 0.75% PIK), 03/31/2031(a)(b)(c)		3,512	2,371,953
11.50% (6.50% Cash and 5.00% PIK), 12/31/2030(a)(b)(c)		2,933	2,749,463
Neogen Food Safety Corp. 8.625%, 07/20/2030(a)		3,395	3,572,257
Neopharmed Gentili SpA 7.125%, 04/08/2030(a)	EUR	1,890	2,278,528

12 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Opal Bidco SAS 5.50%, 03/31/2032(a)	EUR	3,589	$4,254,915
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)	U.S.$	12,011	11,862,241
5.125%, 04/30/2031(a)		5,683	5,646,974
7.875%, 05/15/2034(a)		714	765,365
Perrigo Finance Unlimited Co. 5.15%, 06/15/2030(c)		4,152	3,936,450
Post Holdings, Inc. 4.50%, 09/15/2031(a)		5,969	5,613,510
4.625%, 04/15/2030(a)		414	400,919
6.375%, 03/01/2033(a)		945	944,897
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 4.375%, 04/30/2029(a)		5,530	5,394,681
6.25%, 04/01/2029(a)		3,651	3,655,491
Select Medical Corp. 6.25%, 12/01/2032(a)		4,371	4,239,721
Somnigroup International, Inc. 4.00%, 04/15/2029(a)		685	662,427
Sotera Health Holdings LLC 7.375%, 06/01/2031(a)		4,478	4,658,940
Surgery Center Holdings, Inc. 7.25%, 04/15/2032(a)		6,500	6,487,012
Tenet Healthcare Corp. 5.50%, 11/15/2032(a)		12,642	12,622,321
6.00%, 11/15/2033(a)		4,097	4,153,656
Whirlpool Corp. 4.70%, 05/14/2032		842	739,912
6.125%, 06/15/2030		3,064	3,001,202
6.50%, 06/15/2033		625	598,526

			254,305,484

Energy – 4.7%
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.875%, 06/30/2029(a)		785	786,173
Buckeye Partners LP 4.50%, 03/01/2028(a)		840	832,588
6.75%, 02/01/2030(a)		677	699,994
Chord Energy Corp. 6.00%, 10/01/2030(a)		2,159	2,203,052
CNX Resources Corp. 7.25%, 03/01/2032(a)		4,043	4,210,682
7.375%, 01/15/2031(a)		350	360,587
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 06/15/2031(a)		2,664	2,632,434

ABFunds.com	AB High Income Fund 13

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Crescent Energy Finance LLC 7.375%, 01/15/2033(a)	U.S.$	705	$720,883
7.625%, 04/01/2032(a)		1,871	1,929,425
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.375%, 06/30/2033(a)		6,652	6,864,802
8.625%, 03/15/2029(a)		1,310	1,366,249
Excelerate Energy LP 8.00%, 05/15/2030(a)		4,482	4,751,858
Genesis Energy LP/Genesis Energy Finance Corp. 7.875%, 05/15/2032		4,501	4,712,359
8.25%, 01/15/2029		1,000	1,038,222
Global Marine, Inc. 7.00%, 06/01/2028		200	201,742
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		4,575	4,615,400
8.25%, 01/15/2032(a)		586	614,081
Gulfport Energy Operating Corp. 6.75%, 09/01/2029(a)		1,454	1,493,244
Harvest Midstream I LP 7.50%, 05/15/2032(a)		1,240	1,290,335
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		1,498	1,497,533
6.00%, 02/01/2031(a)		1,772	1,752,669
6.25%, 04/15/2032(a)		318	315,987
8.375%, 11/01/2033(a)		5,423	5,809,634
Howard Midstream Energy Partners LLC 6.625%, 01/15/2034(a)		2,704	2,748,345
7.375%, 07/15/2032(a)		1,180	1,229,971
ITT Holdings LLC 6.50%, 08/01/2029(a)		3,021	2,977,363
Matador Resources Co. 6.50%, 04/15/2032(a)		445	453,845
Moss Creek Resources Holdings, Inc. 8.25%, 09/01/2031(a)		1,731	1,752,910
Murphy Oil Corp. 6.00%, 10/01/2032		2,101	2,114,122
NFE Financing LLC 12.00%, 11/15/2029(f)(i)(l)		13,204	5,987,475
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(a)		3,973	4,120,985
8.375%, 02/15/2032(a)		4,424	4,643,215
NuStar Logistics LP 5.625%, 04/28/2027		3,349	3,359,064
6.375%, 10/01/2030		1,164	1,209,811
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/2028		900	899,605

14 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

7.875%, 09/15/2030(a)	U.S.$	2,774	$2,841,282
Rockies Express Pipeline LLC 4.95%, 07/15/2029(a)		945	933,720
6.75%, 03/15/2033(a)		192	200,167
SM Energy Co. 8.75%, 07/01/2031(a)		2,386	2,502,662
Sunoco LP 4.50%, 10/01/2029(a)		1,060	1,038,087
5.375%, 07/15/2031(a)		2,512	2,501,209
5.625%, 03/15/2031(a)		2,725	2,733,909
7.00%, 05/01/2029(a)		7,700	7,947,354
7.875%, 09/18/2030(a)(m)		4,787	4,960,013
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		2,908	2,854,963
4.50%, 04/30/2030		907	881,006
7.00%, 09/15/2028(a)		283	289,881
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.00%, 09/01/2031(a)		276	277,449
Talos Production, Inc. 9.00%, 02/01/2029(a)		2,371	2,475,339
9.375%, 02/01/2031(a)		3,423	3,640,117
TransMontaigne Partners LLC 8.50%, 06/15/2030(a)		2,203	2,276,148
Transocean Aquila Ltd. 8.00%, 09/30/2028(a)		2,405	2,471,493
Transocean International Ltd. 7.875%, 10/15/2032(a)		291	311,814
8.75%, 02/15/2030 (a)		2,847	2,981,432
USA Compression Partners LP/USA Compression Finance Corp. 7.125%, 03/15/2029(a)		1,000	1,033,544
Venture Global LNG, Inc. 9.00%, 09/30/2029(a)(m)		2,986	2,950,631
9.50%, 02/01/2029(a)		1,597	1,743,124
Venture Global Plaquemines LNG LLC 6.125%, 12/15/2030(a)		2,781	2,867,726
6.50%, 06/15/2034(a)		4,623	4,820,752
Vermilion Energy, Inc. 6.875%, 05/01/2030(a)		675	683,194
WBI Operating LLC 6.25%, 10/15/2030(a)		2,869	2,910,053
Weatherford International Ltd. 6.75%, 10/15/2033(a)		2,759	2,860,908

			146,184,621

Other Industrial – 0.8%
American Builders & Contractors Supply Co., Inc. 3.875%, 11/15/2029(a)		337	321,615

ABFunds.com	AB High Income Fund 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Azelis Finance NV 4.125%, 03/10/2031(a)	EUR	993	$1,154,441
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)	U.S.$	6,371	6,325,545
Gates Corp./DE 6.875%, 07/01/2029(a)		1,249	1,284,603
Multiversity SpA 7.125%, 05/17/2031(a)	EUR	2,585	3,144,393
Resideo Funding, Inc. 4.00%, 09/01/2029(a)	U.S.$	651	621,745
6.50%, 07/15/2032(a)		2,220	2,241,230
Stena International SA 7.25%, 01/15/2031(a)		293	297,290
Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)		9,685	9,509,300

			24,900,162

Services – 3.3%
ADT Security Corp. (The) 4.125%, 08/01/2029(a)		2,530	2,432,638
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(a)		1,397	1,386,663
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	1,105	1,276,762
4.625%, 06/01/2028(a)	U.S.$	11,262	11,098,406
4.875%, 06/01/2028(a)	GBP	3,580	4,755,883
Angi Group LLC 3.875%, 08/15/2028(a)	U.S.$	8,847	8,096,805
APCOA GmbH 6.00%, 04/15/2031(a)	EUR	3,023	3,545,448
Aramark International Finance SARL 4.375%, 04/15/2033(a)		486	553,675
Aramark Services, Inc. 5.00%, 02/01/2028(a)	U.S.$	4,832	4,819,456
Belron UK Finance PLC 5.75%, 10/15/2029(a)		4,372	4,416,972
Cars.com, Inc. 6.375%, 11/01/2028(a)		4,403	4,329,003
Clarivate Science Holdings Corp. 3.875%, 07/01/2028(a)		6,221	6,006,612
4.875%, 07/01/2029(a)		5,312	4,814,312
Deepocean Ltd. 6.00%, 04/08/2031(a)	EUR	1,002	1,200,219
Garda World Security Corp. 6.00%, 06/01/2029(a)	U.S.$	3,875	3,798,340
6.50%, 01/15/2031(a)		1,902	1,943,180

16 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

7.75%, 02/15/2028(a)	U.S.$	2,493	$2,535,026
8.25%, 08/01/2032(a)		3,046	3,115,665
8.375%, 11/15/2032(a)		2,884	2,974,985
ION Platform Finance US, Inc./ION Platform Finance SARL 5.75%, 05/15/2028(a)		718	671,412
Korn Ferry 4.625%, 12/15/2027(a)		2,404	2,383,392
Match Group Holdings II LLC 4.625%, 06/01/2028(a)		685	676,280
Monitronics International, Inc. 9.125%, 04/01/2020(e)(g)(h)(i)(k)		6,914	– 0	–
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		1,691	1,655,537
Raven Acquisition Holdings LLC 6.875%, 11/15/2031(a)		8,246	8,164,446
Sabre GLBL, Inc. 10.75%, 11/15/2029(a)		378	328,817
10.75%, 03/15/2030(a)		481	414,772
11.125%, 07/15/2030(a)		7,716	6,637,157
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 5.50%, 05/15/2033(a)	EUR	3,854	4,333,022
Sotheby’s 8.25%, 04/15/2031(a)	U.S.$	2,560	2,487,443

			100,852,328

Technology – 3.5%
Almaviva-The Italian Innovation Co. SpA 5.00%, 10/30/2030(a)	EUR	4,266	4,808,048
Amentum Holdings, Inc. 7.25%, 08/01/2032(a)	U.S.$	1,687	1,746,469
AthenaHealth Group, Inc. 6.50%, 02/15/2030(a)		4,979	4,744,815
Cloud Software Group, Inc. 6.50%, 03/31/2029(a)		5,944	5,788,268
6.625%, 08/15/2033(a)		7,114	6,379,351
8.25%, 06/30/2032(a)		9,089	8,632,425
CoreWeave, Inc. 9.25%, 06/01/2030(a)		6,528	6,609,623
Diebold Nixdorf, Inc. 7.75%, 03/31/2030(a)		2,614	2,749,349
Ellucian Holdings, Inc. 6.50%, 12/01/2029(a)		2,881	2,836,865
Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(a)		4,066	4,116,279
GoTo Group, Inc. 5.50%, 05/01/2028(a)		4,547	2,132,332

ABFunds.com	AB High Income Fund 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

IPD 3 BV 5.50%, 06/15/2031(a)	EUR	2,533	$2,842,100
Meridian Arc Holdco LLC 6.25%, 04/30/2031(a)	U.S.$	9,547	9,548,050
MKS, Inc. 4.25%, 02/15/2034(a)	EUR	2,787	3,164,472
OAK-Eagle Acquireco, Inc. 6.25%, 07/01/2033(a)		1,806	2,183,849
7.25%, 07/01/2033(a)	U.S.$	2,726	2,805,323
8.75%, 07/01/2034(a)		5,663	5,884,369
Playtika Holding Corp. 4.25%, 03/15/2029(a)		10,218	8,837,885
Rackspace Finance LLC 3.50%, 05/15/2028(a)(d)		11,101	5,486,035
Rocket Software, Inc. 9.00%, 11/28/2028(a)		6,453	6,411,455
TeamSystem SpA 5.00%, 07/01/2031(a)	EUR	3,109	3,432,103
Virtusa Corp. 7.125%, 12/15/2028(a)	U.S.$	5,598	4,604,765
WULF Compute LLC 7.75%, 10/15/2030(a)		2,998	3,149,823

			108,894,053

Transportation - Airlines – 0.5%
Allegiant Travel Co. 7.25%, 08/15/2027(a)		2,833	2,844,700
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 04/20/2029(a)		11,510	11,514,191

			14,358,891

Transportation - Services – 1.4%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.375%, 05/21/2030(a)	EUR	513	612,086
7.00%, 05/21/2030(a)	U.S.$	1,397	1,442,148
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)		14,246	13,890,066
5.375%, 03/01/2029(a)		2,823	2,740,502
Avis Budget Finance PLC 7.25%, 07/31/2030(a)	EUR	568	659,939
BCP V Modular Services Finance PLC 6.75%, 11/30/2029(a)		3,098	2,547,124
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)		538	596,533
Beacon Mobility Corp. 7.25%, 08/01/2030(a)	U.S.$	4,262	4,442,255
Boels Topholding BV 5.75%, 05/15/2030(a)	EUR	1,872	2,230,894

18 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Dcli Bidco LLC 7.75%, 11/15/2029(a)	U.S.$	1,818	$1,865,133
Edge Finco PLC 8.125%, 08/15/2031(a)	GBP	1,631	2,276,083
Hertz Corp. (The) 4.625%, 12/01/2026(a)(d)	U.S.$	1,564	1,509,392
Kapla Holding SAS 5.00%, 04/30/2031(a)	EUR	3,189	3,741,139
PROG Holdings, Inc. 6.00%, 11/15/2029(a)	U.S.$	5,075	4,957,917

			43,511,211

			1,668,090,880

Financial Institutions – 7.8%
Banking – 0.8%
Ally Financial, Inc. Series B 4.70%, 05/15/2026(m)		10,614	10,588,432
Series C 4.70%, 05/15/2028(m)		993	953,282
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		8,586	8,505,888
Bread Financial Holdings, Inc. 6.75%, 05/15/2031(a)		2,224	2,272,633
8.375%, 06/15/2035(a)		2,189	2,292,179

			24,612,414

Brokerage – 0.9%
Aretec Group, Inc. 7.50%, 04/01/2029(a)		2,319	2,321,216
10.00%, 08/15/2030(a)		6,063	6,426,427
Focus Financial Partners LLC 6.75%, 09/15/2031(a)		939	956,999
Hightower Holding LLC 9.125%, 01/31/2030(a)		5,609	5,818,758
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029(a)		2,400	2,332,384
6.75%, 05/01/2033(a)		3,643	3,743,108
7.125%, 04/30/2031(a)		2,664	2,762,727
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 06/15/2031(a)		3,852	4,041,655

			28,403,274

Finance – 3.1%
Black Pearl Compute LLC 6.125%, 02/15/2031(a)		1,549	1,572,258
CNG Holdings, Inc. 16.50% (16.50% Cash or 17.50% PIK), 06/30/2031(b)(e)(h)(n)		4,652	3,721,523

ABFunds.com	AB High Income Fund 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(a)	U.S.$	7,450	$7,053,490
Curo SPV LLC 13.00%, 08/02/2027(e)(h)		9,814	9,372,780
Enova International, Inc. 9.125%, 08/01/2029(a)		5,072	5,309,617
11.25%, 12/15/2028(a)		2,594	2,740,390
Freedom Mortgage Holdings LLC 8.375%, 04/01/2032(a)		4,804	4,867,280
GGAM Finance Ltd. 8.00%, 02/15/2027(a)		4,139	4,176,964
8.00%, 06/15/2028(a)		3,918	4,080,181
goeasy Ltd. 6.875%, 05/15/2030(a)		1,620	1,370,402
7.375%, 10/01/2030(a)		1,357	1,153,449
7.625%, 07/01/2029(a)		10,175	9,112,984
9.25%, 12/01/2028(a)		2,614	2,471,284
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		7,413	7,105,289
Navient Corp. 4.875%, 03/15/2028		6,959	6,801,180
5.00%, 03/15/2027		1,148	1,139,252
5.50%, 03/15/2029		1,215	1,167,732
5.625%, 08/01/2033		1,834	1,559,875
9.375%, 07/25/2030		1,549	1,606,485
11.50%, 03/15/2031		3,049	3,273,777
OneMain Finance Corp. 6.625%, 05/15/2029		723	736,023
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 7.75%, 05/15/2031(a)		1,218	1,212,435
Phoenix Aviation Capital Ltd. 9.25%, 07/15/2030(a)		3,176	3,232,318
Rfna LP 7.875%, 02/15/2030(a)		3,691	3,654,606
SLM Corp. 3.125%, 11/02/2026		1,440	1,421,653
Stonebriar ABF Issuer LLC 8.125%, 12/15/2030(a)		4,309	4,520,742
Terawulf, Inc. Zero Coupon, 05/01/2032(a)(o)		169	229,734

			94,663,703

Financial Services – 1.1%
1261229 BC Ltd. 10.00%, 04/15/2032(a)		17,575	18,153,537
Cipher Compute LLC 7.125%, 11/15/2030(a)		5,107	5,296,043

20 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Encore Capital Group, Inc. 6.625%, 04/15/2031(a)	U.S.$	2,056	$2,090,150
8.50%, 05/15/2030(a)		2,600	2,770,319
9.25%, 04/01/2029(a)		5,103	5,340,426
NFE Brazil Financing Ltd. 15.00%, 08/30/2029(b)(e)(h)		859	845,572
Titanium 2l Bondco SARL 6.25%, 01/14/2031(b)	EUR	1,310	240,219

			34,736,266

Insurance – 1.4%
Acrisure LLC/Acrisure Finance, Inc. 6.00%, 08/01/2029(a)	U.S.$	1,262	1,199,382
7.50%, 11/06/2030(a)		2,084	2,116,170
8.25%, 02/01/2029(a)		3,788	3,799,782
8.50%, 06/15/2029(a)		2,552	2,555,050
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 04/15/2028(a)		9,084	9,193,976
7.00%, 01/15/2031(a)		432	440,294
AmWINS Group, Inc. 6.375%, 02/15/2029(a)		2,587	2,618,569
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves 7.875%, 11/01/2029(a)		1,097	1,062,501
Ardonagh Finco Ltd. 6.875%, 02/15/2031(a)	EUR	1,299	1,525,236
7.75%, 02/15/2031(a)	U.S.$	3,459	3,528,931
Ardonagh Group Finance Ltd. 8.875%, 02/15/2032(a)		7,482	7,476,065
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC 8.125%, 02/15/2032(a)		3,428	3,274,360
Panther Escrow Issuer LLC 7.125%, 06/01/2031(a)		5,852	5,880,861

			44,671,177

REITs – 0.5%
Brandywine Operating Partnership LP 8.875%, 04/12/2029		939	983,386
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)		2,820	2,759,972
Diversified Healthcare Trust 7.25%, 10/15/2030(a)		1,000	1,021,973
Five Point Operating Co. LP 8.00%, 10/01/2030(a)		2,690	2,758,111
Iron Mountain, Inc. 4.75%, 01/15/2034(a)	EUR	5,000	5,672,377

ABFunds.com	AB High Income Fund 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

MPT Operating Partnership LP/MPT Finance Corp. 7.00%, 02/15/2032(a)	EUR	385	$455,751
RLJ Lodging Trust LP 4.00%, 09/15/2029(a)	U.S.$	1,492	1,410,892
Vivion Investments SARL 6.50% (6.50% Cash and 1.75% PIK), 02/28/2029(a)(b)(c)	EUR	17	20,413

			15,082,875

			242,169,709

Utility – 0.8%
Electric – 0.8%
NRG Energy, Inc. 3.375%, 02/15/2029(a)	U.S.$	3,924	3,746,970
5.25%, 06/15/2029(a)		300	298,858
5.75%, 07/15/2029(a)		7,963	7,957,201
5.875%, 05/15/2034(a)		1,355	1,350,102
10.25%, 03/15/2028(a)(m)		3,572	3,872,022
Vistra Corp. 7.00%, 12/15/2026(a)(m)		3,713	3,721,886
8.00%, 10/15/2026(a)(m)		4,495	4,533,071

			25,480,110

Total Corporates - Non-Investment Grade (cost $1,980,350,044)			1,935,740,699

CORPORATES - INVESTMENT GRADE – 13.6%
Industrial – 7.5%
Basic – 0.5%
Australian Metcoal Financing Pty Ltd. 6.25%, 10/22/2031(a)		693	701,189
Freeport Indonesia PT 4.76%, 04/14/2027(a)		696	696,262
Nexa Resources SA 6.75%, 04/09/2034(a)		2,433	2,569,798
OCP SA 6.75%, 05/02/2034(a)		1,492	1,567,719
Orbia Advance Corp. SAB de CV 7.50%, 05/13/2035(a)		3,878	3,912,514
7.50%, 05/13/2035(a)(d)		1,004	1,012,935
SNF Group SACA 5.63%, 03/31/2031(a)		2,121	2,146,315
Sociedad Quimica y Minera de Chile SA 4.25%, 05/07/2029(a)		764	760,165
5.625%, 04/22/2056(a)		1,285	1,279,603
6.50%, 11/07/2033(a)		1,223	1,317,489

			15,963,989

22 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Capital Goods – 0.0%
Textron Financial Corp. 5.65% (CME Term SOFR 3 Month + 2.00%), 02/15/2042(a)(j)	U.S.$	125	$112,129

Communications - Media – 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050		928	681,494
5.375%, 05/01/2047		601	481,746
6.48%, 10/23/2045		2,858	2,631,347
Grupo Televisa SAB 6.625%, 01/15/2040		1,482	1,287,488
8.50%, 03/11/2032		1,027	1,107,681
Meta Platforms, Inc. 5.50%, 11/15/2045		4,527	4,207,831
5.75%, 11/15/2065		4,672	4,244,473
Nexstar Media, Inc. 6.50%, 09/15/2033(a)		7,104	7,159,739
Prosus NV 3.06%, 07/13/2031(a)		6,509	5,942,717
4.03%, 08/03/2050(a)		1,341	924,955

			28,669,471

Communications - Telecommunications – 0.4%
HUT 8 DC LLC 6.19%, 11/15/2042(a)		5,599	5,656,726
TELUS Corp. 6.625%, 10/15/2055		374	378,600
6.625%, 06/09/2056		2,253	2,238,793
7.00%, 10/15/2055		3,827	3,961,039

			12,235,158

Consumer Cyclical - Automotive – 0.9%
Adient Global Holdings Ltd. 7.00%, 04/15/2028(a)		685	697,553
Ford Motor Co. 3.25%, 02/12/2032		14,888	13,062,310
Ford Motor Credit Co. LLC 6.80%, 05/12/2028		4,854	5,003,337
General Motors Financial Co., Inc. 5.45%, 01/08/2036(d)		1,017	1,009,717
Jaguar Land Rover Automotive PLC 5.875%, 01/15/2028(a)		4,095	4,089,990
Phinia, Inc. 6.75%, 04/15/2029(a)		2,060	2,112,162
Qnity Electronics, Inc. 5.75%, 08/15/2032(a)		1,828	1,847,522

			27,822,591

ABFunds.com	AB High Income Fund 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Entertainment – 0.4%
Carnival Corp. 5.125%, 05/01/2029(a)	U.S.$	5,556	$5,523,904
5.75%, 03/15/2030(a)		1,724	1,748,981
5.875%, 06/15/2031(a)		4,896	4,964,789

			12,237,674

Consumer Cyclical - Other – 1.2%
Flutter Treasury DAC 4.00%, 06/04/2031(a)	EUR	3,466	3,963,427
5.875%, 06/04/2031(a)	U.S.$	2,020	2,007,721
6.125%, 06/04/2031(a)	GBP	1,466	1,955,479
GENM Capital Labuan Ltd. 3.88%, 04/19/2031(a)	U.S.$	2,056	1,867,259
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/01/2029(a)		1,312	1,334,525
JH North America Holdings, Inc. 5.875%, 01/31/2031(a)		767	766,954
6.125%, 07/31/2032(a)		3,500	3,510,232
Sands China Ltd. 3.25%, 08/08/2031(c)		675	617,625
4.375%, 06/18/2030(c)		1,740	1,701,671
Sekisui House US, Inc. 6.00%, 01/15/2043		9,963	9,138,731
Voyager Parent LLC 9.25%, 07/01/2032(a)		8,125	8,655,938

			35,519,562

Consumer Cyclical - Restaurants – 0.3%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		5,650	5,546,214
6.125%, 06/15/2029(a)		5,000	5,087,500

			10,633,714

Consumer Cyclical - Retailers – 0.3%
Falabella SA 3.375%, 01/15/2032(a)		1,767	1,601,786
Levi Strauss & Co. 3.50%, 03/01/2031(a)		858	789,943
Macy’s Retail Holdings LLC 5.875%, 03/15/2030(a)		1,365	1,362,592
6.125%, 03/15/2032(a)		2,121	2,116,016
Nordstrom, Inc. 5.00%, 01/15/2044		2,170	1,520,041
Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(a)		1,570	1,519,756

			8,910,134

24 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 0.5%
Cencosud SA 5.95%, 05/28/2031(a)	U.S.$	675	$702,810
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		6,607	6,319,016
Jazz Securities DAC 4.375%, 01/15/2029(a)		7,888	7,716,377

			14,738,203

Energy – 1.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(a)		3,000	2,996,658
5.75%, 10/15/2033(a)		2,824	2,824,630
Energy Transfer LP 8.00%, 05/15/2054		4,164	4,417,591
Harbour Energy PLC 6.33%, 04/01/2035(a)		1,499	1,539,175
Hess Midstream Operations LP 4.25%, 02/15/2030(a)		2,128	2,064,567
5.875%, 03/01/2028(a)		1,000	1,010,792
MV24 Capital BV 6.75%, 06/01/2034(a)		2,203	2,222,457
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		3,441	3,215,167
Var Energi ASA 5.875%, 05/22/2030(a)		2,768	2,860,460
6.50%, 05/22/2035(a)		1,249	1,322,068
8.00%, 11/15/2032(a)		4,260	4,858,827
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)		2,732	2,616,518
6.25%, 01/15/2030(a)		2,547	2,621,774
Woodside Finance Ltd. 6.00%, 05/19/2035		5,613	5,841,494

			40,412,178

Other Industrial – 0.0%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		701	692,379

Services – 0.1%
Block, Inc. 3.50%, 06/01/2031		2,254	2,052,941

Technology – 0.4%
Lenovo Group Ltd. 5.83%, 01/27/2028(a)		2,591	2,648,054
Oracle Corp. 4.375%, 05/15/2055		438	287,448
5.375%, 09/27/2054		668	514,689
5.95%, 09/26/2055		1,272	1,065,732

ABFunds.com	AB High Income Fund 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

RD Michigan Property Owner I LLC 7.50%, 03/30/2045(a)	U.S.$	7,384	$7,393,360

			11,909,283

Transportation - Airlines – 0.1%
United Airlines, Inc. 4.625%, 04/15/2029(a)		1,888	1,862,725

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		1,440	1,368,955

Transportation - Services – 0.2%
Adani Ports & Special Economic Zone Ltd. 3.10%, 02/02/2031(a)		745	673,294
3.83%, 02/02/2032(a)		1,700	1,555,500
4.375%, 07/03/2029(a)		2,296	2,232,860
JSW Infrastructure Ltd. 4.95%, 01/21/2029(a)		564	559,860

			5,021,514

			230,162,600

Financial Institutions – 5.0%
Banking – 2.7%
Ally Financial, Inc. 5.54%, 01/17/2031		496	500,957
6.70%, 02/14/2033		3,049	3,146,866
Banco Santander SA 6.35%, 03/14/2034		2,200	2,320,464
6.92%, 08/08/2033		7,200	7,802,815
Bank Leumi Le-Israel BM 7.13%, 07/18/2033(a)		1,500	1,544,709
Barclays PLC 7.12%, 06/27/2034		2,695	2,937,798
BNP Paribas SA 4.625%, 02/25/2031(a)(m)		6,256	5,757,814
BPCE SA 6.51%, 01/18/2035(a)		1,434	1,487,153
CaixaBank SA 5.58%, 07/03/2036(a)		1,742	1,753,469
6.84%, 09/13/2034(a)		3,306	3,611,035
Citigroup, Inc. 6.625%, 02/15/2031(m)		3,715	3,756,393
Series AA 7.625%, 11/15/2028(m)		1,231	1,277,004
Deutsche Bank AG/New York NY 3.73%, 01/14/2032		5,208	4,841,089
7.08%, 02/10/2034		1,397	1,502,253
HSBC Holdings PLC 4.60%, 12/17/2030(m)		986	922,081

26 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Intesa Sanpaolo SpA 4.20%, 06/01/2032(a)	U.S.$	3,439	$3,251,292
4.95%, 06/01/2042(a)		1,000	849,988
Lloyds Banking Group PLC 6.07%, 06/13/2036		838	859,237
Nationwide Building Society 5.54%, 07/14/2036(a)		1,150	1,159,697
Societe Generale SA 5.40%, 04/10/2037(a)		7,844	7,654,134
Standard Chartered PLC 5.435% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(a)(j)(m)		3,500	3,371,005
Synchrony Financial 5.935%, 08/02/2030		2,928	2,984,870
7.25%, 02/02/2033		9,869	10,249,753
UBS Group AG 3.875%, 06/02/2026(a)(m)		1,016	1,015,120
6.625%, 01/08/2031(a)(m)		2,027	2,039,408
7.125%, 08/10/2034(a)(m)		2,442	2,496,696
9.25%, 11/13/2028(a)(m)		692	747,932
UniCredit SpA 5.86%, 06/19/2032(a)		3,049	3,068,671

			82,909,703

Finance – 0.6%
Aircastle Ltd. 5.25%, 06/15/2026(a)(m)		2,705	2,701,926
CFAMC II Co., Ltd. Series E 4.625%, 06/03/2026(a)		2,519	2,518,849
4.875%, 11/22/2026(a)		310	310,446
CFAMC III Co., Ltd. 4.75%, 04/27/2027(a)		1,151	1,151,576
Series E 4.25%, 11/07/2027(a)		270	267,840
FS KKR Capital Corp. 3.125%, 10/12/2028		1,725	1,616,342
ILFC E-Capital Trust II 6.63% (CME Term SOFR 3 Month + 2.06%), 12/21/2065(a)(j)		1,500	1,306,665
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.625%, 10/15/2031(a)		2,594	2,525,812
Sumisho Air Lease Corp. Series B 4.65%, 06/15/2026(m)		5,818	5,789,098

			18,188,554

ABFunds.com	AB High Income Fund 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Insurance – 1.0%
Allianz SE 6.50%, 10/30/2034(a)(m)	U.S.$	400	$400,446
Centene Corp. 2.50%, 03/01/2031		2,409	2,094,158
2.625%, 08/01/2031		2,052	1,775,465
3.00%, 10/15/2030		2,686	2,414,794
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)		12,355	13,819,265
MetLife Capital Trust IV 7.875% (CME Term SOFR 3 Month + 3.96%), 12/15/2037(a)(j)		8,479	9,283,008
MetLife, Inc. 10.75% (CME Term SOFR 3 Month + 0.00%), 08/01/2039		942	1,221,053

			31,008,189

REITs – 0.7%
GLP Capital LP/GLP Financing II, Inc. 5.75%, 11/01/2037		2,100	2,056,536
Highwoods Realty LP 5.35%, 01/15/2033		1,836	1,816,728
InRetail Shopping Malls 5.65%, 10/16/2032(a)		1,135	1,118,293
Newmark Group, Inc. 7.50%, 01/12/2029		8,300	8,738,929
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030		2,016	2,030,813
Trust Fibra Uno 4.87%, 01/15/2030(a)		1,770	1,714,329
Trust 2401 4.87%, 01/15/2030(a)		3,431	3,338,963

			20,814,591

			152,921,037

Utility – 1.1%
Electric – 1.1%
Adani Electricity Mumbai Ltd. 3.87%, 07/22/2031(a)		357	325,316
3.95%, 02/12/2030(a)		2,485	2,335,900
AES Andes SA 6.30%, 03/15/2029(a)		1,849	1,899,662
American Electric Power Co., Inc. 6.95%, 12/15/2054		838	893,182
Series D 6.05%, 03/15/2056		929	925,437
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)		1,409	1,507,690

28 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Cometa Energia SA de CV 6.375%, 04/24/2035(a)	U.S.$	870	$915,084
Electricite de France SA 9.125%, 03/15/2033(a)(m)		1,365	1,595,675
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)		5,114	4,831,196
Engie Energia Chile SA 6.375%, 04/17/2034(a)		2,849	2,998,573
Eversource Energy Series A 6.10%, 08/15/2056		793	788,235
Series B 6.35%, 08/15/2056		647	646,594
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(a)		468	484,350
LLPL Capital Pte. Ltd. 6.875%, 02/04/2039(a)		767	781,162
Minejesa Capital BV 4.625%, 08/10/2030(a)		2,403	2,377,130
5.625%, 08/10/2037(a)		981	949,834
Niagara Energy SAC 5.75%, 10/03/2034(a)		1,563	1,582,538
PacifiCorp 5.80%, 04/15/2036		5,428	5,573,888
7.125%, 08/15/2056		3,635	3,644,309

			35,055,755

Other Utility – 0.0%
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)		538	576,126

			35,631,881

Total Corporates - Investment Grade (cost $409,723,314)			418,715,518

BANK LOANS – 6.7%
Industrial – 5.2%
Basic – 0.1%
Ineos Quattro Holdings UK Ltd. 7.50% (CME Term SOFR 1 Month + 3.75%), 03/14/2030(e)(h)(n)(p)		433	387,234
INEOS US Petrochem LLC 8.00% (CME Term SOFR 1 Month + 4.25%), 04/02/2029(p)		2,162	1,979,564

			2,366,798

ABFunds.com	AB High Income Fund 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Capital Goods – 0.4%
ACProducts Holdings, Inc. 8.21% (CME Term SOFR 3 Month + 4.25%), 05/17/2028(p)	U.S.$	5,060	$4,074,521
Crown Subsea Communications Holding, Inc. 6.65% (CME Term SOFR 1 Month + 3.00%), 01/30/2031(p)		6,841	6,880,783

			10,955,304

Communications - Media – 1.2%
DIRECTV Financing LLC 9.175% (CME Term SOFR 3 Month + 5.25%), 08/02/2029(p)		2,837	2,842,030
Gray Television, Inc. 6.78% (CME Term SOFR 1 Month + 3.00%), 12/01/2028(p)		4,410	4,421,538
iHeartCommunications, Inc. 9.54% (CME Term SOFR 1 Month + 5.78%), 05/01/2029(p)		4,212	4,100,558
Inizio Group Ltd. 8.05% (CME Term SOFR 3 Month + 4.25%), 08/19/2028(p)		4,669	4,225,445
MH Sub I LLC 7.90% (CME Term SOFR 1 Month + 4.25%), 05/03/2028(p)		5,433	4,993,154
MJH Healthcare Holdings LLC 7.40% (CME Term SOFR 1 Month + 3.75%), 01/28/2029(p)		5,210	4,971,226
Neptune Bidco US, Inc. 9.85% (CME Term SOFR 3 Month + 5.00%), 02/03/2033(p)		8,000	7,826,000
Radiate Holdco LLC 1.50% (PIK Interest 12 + 1.50%), 09/25/2029(p)		2,465	2,242,695
7.27% (CME Term SOFR 1 Month + 3.50%), 09/25/2029(p)		2,465	2,242,695

			37,865,341

Communications -Telecommunications – 0.4%
MH Sub I LLC 02/23/2029(q)		3,970	3,142,096
StubHub Holdco Sub LLC 03/15/2030(q)		940	930,365
Zacapa S.a r.l. 7.45% (CME Term SOFR 3 Month + 3.75%), 03/22/2029(p)		7,398	7,416,330

			11,488,791

30 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Automotive – 0.1%
RealTruck Group, Inc. 9.77% (CME Term SOFR 1 Month + 6.00%), 01/31/2031(p)	U.S.$	3,515	$2,007,158

Consumer Cyclical - Other – 0.1%
CP Atlas Buyer, Inc. 8.90% (CME Term SOFR 1 Month + 5.25%), 07/08/2030(p)		1,473	1,313,383
PHRG Intermediate LLC 7.70% (CME Term SOFR 3 Month + 4.00%), 02/20/2032(p)		2,898	2,878,190

			4,191,573

Consumer Cyclical - Retailers – 0.2%
RVR Dealership Holdings LLC 8.17% (CME Term SOFR 3 Month + 4.50%), 02/26/2033(p)		2,890	2,779,833
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.50% (CME Term SOFR 1 Month + 3.75%), 10/16/2028(p)		3,094	2,682,028

			5,461,861

Consumer Non-Cyclical – 0.5%
Agiliti Health, Inc. 6.58% (CME Term SOFR 6 Month + 3.00%), 05/01/2030(p)		4,647	4,515,836
Hertz Corp. (The) 7.425% (CME Term SOFR 3 Month + 7.00%), 06/30/2028(p)		3,235	2,537,913
ModivCare Buyer LLC 8.70% (CME Term SOFR 3 Month + 5.00%), 12/29/2030(p)		2,160	1,911,902
MPH Acquisition Holdings LLC 7.42% (CME Term SOFR 3 Month + 3.75%), 12/31/2030(p)		660	658,571
Opal US LLC 6.70% (CME Term SOFR 3 Month + 3.00%), 04/28/2032(p)		3,134	3,146,004
Weber-Stephen Products LLC 7.44% (CME Term SOFR 3 Month + 3.75%), 10/01/2032(p)		2,230	2,169,723

			14,939,949

Energy – 0.4%
Third Coast Infrastructure, LLC 6.90% (CME Term SOFR 1 Month + 3.25%), 09/25/2030(p)		6,028	6,045,653

ABFunds.com	AB High Income Fund 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Venture Global Calcasieu Pass LLC 6.95% (CME Term SOFR 6 Month + 3.25%), 04/11/2033(p)	U.S.$	6,370	$6,384,906

			12,430,559

Other Industrial – 0.1%
Liberty Tire Recycling LLC 7.41% (CME Term SOFR 1 Month + 3.75%), 12/17/2032(p)		3,990	3,987,526

Technology – 1.6%
Boxer Parent Co., Inc. 6.67% (CME Term SOFR 3 Month + 3.00%), 07/30/2031(p)		5,389	4,978,016
Clover Holdings 2 LLC 7.75% (FIXED 4 + 7.75%), 12/09/2031		8,038	7,708,742
Cyberswift US Finco, LLC 7.68% (CME Term SOFR 3 Month + 4.00%), 10/08/2032(p)		1,000	977,080
Darktrace Finco US LLC 6.93% (CME Term SOFR 3 Month + 3.25%), 10/09/2031(p)		4,239	3,977,010
Icon Parent Inc. 6.44% (CME Term SOFR 3 Month + 2.75%), 11/13/2031(p)		4,625	4,481,545
Loyalty Ventures, Inc. 14.00% (PRIME 3 Month + 5.50%), 11/03/2027(e)(h)(i)(l)(p)		5,905	501,884
Metropolis Technologies, Inc. 8.98% (CME Term SOFR 6 Month + 5.25%), 11/03/2032(p)		6,187	6,145,706
Peraton Corp. 7.51% (CME Term SOFR 3 Month + 3.75%), 02/01/2028(p)		6,312	5,383,360
11.52% (CME Term SOFR 3 Month + 7.75%), 02/01/2029(p)		5,974	3,606,543
Ping Identity Holding Corp. 6.40% (CME Term SOFR 1 Month + 2.75%), 11/15/2032(p)		2,910	2,871,210
Polaris Newco LLC 7.925% (CME Term SOFR 3 Month + 4.00%), 06/02/2028(p)		7,643	6,643,133
Project Alpha Intermediate Holdings, Inc. 8.70% (CME Term SOFR 3 Month + 5.00%), 05/09/2033(p)		4,500	2,674,710
Rocket Software, Inc. 7.40% (CME Term SOFR 1 Month + 3.75%), 11/28/2028(p)		786	748,621

			50,697,560

32 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Transportation - Airlines – 0.1%
JetBlue Airways Corp. 8.435% (CME Term SOFR 3 Month + 4.75%), 08/27/2029(p)	U.S.$	3,628	$3,216,948

			159,609,368

Financial Institutions – 1.5%
Banking – 0.0%
Orbit Private Holdings I Ltd. 7.55% (CME Term SOFR 6 Month + 3.75%), 12/10/2031(p)		862	862,380

Brokerage – 0.2%
Jane Street Group LLC 5.67% (CME Term SOFR 3 Month + 2.00%), 12/15/2031(p)		5,483	5,472,941

Finance – 0.1%
Nexus Buyer LLC 9.40% (CME Term SOFR 1 Month + 5.75%), 02/16/2032(p)		5,140	4,958,507

Financial Services – 0.3%
Coller Credit Backed Loans & Notes II Ltd. 6.89% (CME Term SOFR 3 Month + 3.20%), 10/30/2036(e)(h)(p)		3,500	3,498,116
7.67% (CME Term SOFR 3 Month + 4.00%), 10/30/2036(e)(h)(p)		1,657	2,072,859
9.29% (CME Term SOFR 3 Month + 5.60%), 10/30/2036(e)(h)(p)		1,250	1,248,264
Colossus Acquireco LLC 5.38% (SOFR 4 + 1.75%), 07/30/2032(p)		2,478	2,477,030

			9,296,269

Insurance – 0.9%
Acrisure LLC 6.65% (CME Term SOFR 1 Month + 3.00%), 11/06/2030(p)		5,636	5,537,107
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.15% (CME Term SOFR 1 Month + 2.50%), 09/19/2031(p)		4,184	4,176,053
Asurion LLC 7.41% (CME Term SOFR 3 Month + 3.75%), 02/23/2033(p)		2,000	1,966,258
8.01% (CME Term SOFR 3 Month + 4.25%), 08/19/2028(p)		717	716,766
HUB International Ltd. 5.92% (CME Term SOFR 3 Month + 2.25%), 06/20/2030(p)		10,170	10,193,163

ABFunds.com	AB High Income Fund 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 6.15% (CME Term SOFR 1 Month + 2.50%), 07/31/2031(p)	U.S.$	4,561	$4,525,327

			27,114,674

			47,704,771

Total Bank Loans (cost $218,719,493)			207,314,139

EMERGING MARKETS - CORPORATE BONDS – 5.7%
Industrial – 4.7%
Basic – 1.5%
Aris Mining Corp. 8.00%, 10/31/2029(a)		532	552,307
Braskem Idesa SAPI 7.45%, 11/15/2029(f)(i)(l)		5,657	3,965,557
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		11,647	7,238,610
Cia de Minas Buenaventura SAA 6.80%, 02/04/2032(a)		1,612	1,655,319
CSN Inova Ventures 6.75%, 01/28/2028(a)		7,887	6,702,373
First Quantum Minerals Ltd. 8.00%, 03/01/2033(a)		4,036	4,240,311
Indika Energy Tbk PT 8.75%, 05/07/2029(a)		1,148	1,167,731
Inversiones CMPC SA 6.70%, 12/09/2057(a)		788	788,000
Nickel Industries Ltd. 9.00%, 09/30/2030(a)		1,022	1,061,082
OCP SA 6.74%, 04/22/2031(a)(m)		722	717,885
Sasol Financing USA LLC 8.75%, 05/03/2029(a)		3,114	3,278,009
8.75%, 04/10/2033(a)		1,981	2,082,414
Stillwater Mining Co. 4.00%, 11/16/2026(a)		4,291	4,264,868
UPL Corp., Ltd. 4.625%, 06/16/2030(a)		1,579	1,447,722
Vedanta Resources Finance II PLC 9.85%, 04/24/2033(a)		1,293	1,378,239
10.25%, 06/03/2028(a)		1,550	1,590,416
10.875%, 09/17/2029(a)		3,000	3,186,344
Volcan Cia Minera SAA 8.50%, 10/28/2032(a)		1,851	1,904,198

			47,221,385

34 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Capital Goods – 0.2%
Ambipar Lux SARL 10.875%, 02/05/2033(a)(i)(l)	U.S.$	3,765	$537,379
IHS Holding Ltd. 6.25%, 11/29/2028(a)		537	534,315
7.875%, 05/29/2030(a)		1,845	1,901,677
IRB Infrastructure Developers Ltd. 7.11%, 03/11/2032(a)		1,480	1,515,849

			4,489,220

Communications - Media – 0.0%
Telecomunicaciones Digitales SA 4.50%, 01/30/2030(a)		219	208,597

Communications - Telecommunications – 0.3%
CT Trust 5.125%, 02/03/2032(a)		1,688	1,619,096
DB Terra Chile HoldCo SpA 7.95%, 04/20/2031(a)		1,543	1,531,844
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030(e)(f)(h)		681	6,814
Millicom International Cellular SA 7.375%, 04/02/2032(a)		1,244	1,286,559
Sable International Finance Ltd. 7.125%, 10/15/2032(a)		2,467	2,461,150
Telecom Argentina SA 9.25%, 05/28/2033(a)		1,482	1,572,304
Telecommunications co Telekom Srbija AD Belgrade 7.00%, 10/28/2029(a)		623	625,268

			9,103,035

Consumer Cyclical - Other – 0.9%
Celestial Dynasty Ltd. 4.25%, 06/27/2029(a)		1,661	1,538,501
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)		6,251	6,109,728
5.625%, 07/17/2027(a)		3,599	3,587,483
5.75%, 07/21/2028(a)		3,277	3,254,241
MGM China Holdings Ltd. 4.75%, 02/01/2027(a)		5,324	5,284,070
Studio City Co., Ltd. 7.00%, 02/15/2027(a)		1,338	1,337,331
Wynn Macau Ltd. 5.125%, 12/15/2029(a)		2,333	2,273,509
5.50%, 10/01/2027(a)		1,100	1,095,710
5.625%, 08/26/2028(a)		2,442	2,427,686
6.75%, 02/15/2034(a)		1,928	1,931,378

			28,839,637

ABFunds.com	AB High Income Fund 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Retailers – 0.0%
K201640219 South Africa Ltd. Zero Coupon, 06/25/2023(e)(g)(h)(i)	ZAR	230	$	– 0	–
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(e)(f)(g)(h)(i)	U.S.$	5,622		– 0	–
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(e)(f)(g)(h)(i)		3,942		– 0	–

				– 0	–

Consumer Non-Cyclical – 0.5%
Anadolu Efes Biracilik Ve Malt Sanayii AS 3.375%, 06/29/2028(a)		1,008		939,295
Biocon Biologics Global PLC 6.67%, 10/09/2029(a)		2,529		2,541,418
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		1,500		1,483,583
MARB BondCo PLC 3.95%, 01/29/2031(a)		3,232		2,894,902
Natura &Co Luxembourg Holdings SARL 4.125%, 05/03/2028(a)		2,624		2,496,703
Rede D’or Finance SARL 4.50%, 01/22/2030(a)		345		325,922
Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027		1,363		1,361,310
5.125%, 05/09/2029(d)		2,251		2,259,801

				14,302,934

Energy – 1.2%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(a)		1,809		1,840,411
Ecopetrol SA 5.875%, 05/28/2045		1,604		1,232,915
8.375%, 01/19/2036		2,438		2,527,475
8.625%, 01/19/2029		5,777		6,114,954
8.875%, 01/13/2033		2,932		3,148,088
Gran Tierra Energy, Inc. 9.75%, 04/15/2031(a)		854		777,140
Greenko Wind Projects Mauritius Ltd. 7.25%, 09/27/2028(a)		3,066		3,093,902
Leviathan Bond Ltd. 6.50%, 06/30/2027(a)		3,495		3,512,901
Medco Cypress Tree Pte. Ltd. 8.625%, 05/19/2030(a)		271		282,517
Medco Maple Tree Pte. Ltd. 8.96%, 04/27/2029(a)		2,371		2,448,058
Raizen Fuels Finance SA 5.30%, 01/20/2027(f)(i)(l)		204		109,810
5.70%, 01/17/2035(f)(i)(l)		2,804		1,544,072

36 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.25%, 07/08/2032(f)(i)(l)	U.S.$	4,633	$2,558,850
6.45%, 03/05/2034(f)(i)(l)		2,075	1,129,458
6.70%, 02/25/2037(f)(i)(l)		2,505	1,362,094
SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development 9.00%, 11/14/2030(a)		1,342	1,360,234
Threelands Energy Ltd. SARL 7.45%, 10/20/2035(a)		750	769,745
Transportadora de Gas del Sur SA 7.75%, 11/20/2035(a)		1,180	1,216,002
YPF SA 8.75%, 09/11/2031(a)		1,338	1,416,869

			36,445,495

Services – 0.0%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(a)		666	659,340
6.20%, 09/17/2032(a)		320	321,875

			981,215

Transportation - Services – 0.1%
Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036(a)		1,545	1,568,327
TAV Havalimanlari Holding AS 8.50%, 12/07/2028(a)		1,270	1,308,100

			2,876,427

			144,467,945

Utility – 0.6%
Electric – 0.6%
AES Andes SA 8.15%, 06/10/2055(a)		3,015	3,171,745
Continuum Energy Aura Pte. Ltd. 9.50%, 02/24/2027(a)		1,107	1,116,686
Continuum Green Energy India Pvt./Co-Issuers 7.50%, 06/26/2033(a)		1,172	1,209,215
India Clean Energy Holdings 4.50%, 04/18/2027(a)		1,261	1,239,366
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		1,731	1,729,044
JSW Hydro Energy Ltd. 4.125%, 05/18/2031(a)		797	749,973
Limak Yenilenebilir Enerji AS 9.625%, 08/12/2030(a)		1,249	1,250,374
Orazul Energy Peru SA 6.25%, 09/17/2032(a)		784	789,684
Renew Treasury Ifsc Pvt. Ltd. 6.50%, 02/02/2031(a)		1,380	1,372,134
ReNew Wind Energy AP2/ReNew Power Pvt. Ltd. 4.50%, 07/14/2028(a)		320	307,200

ABFunds.com	AB High Income Fund 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Saavi Energia SARL 8.875%, 02/10/2035(a)	U.S.$	1,605	$1,786,409
Sorik Marapi Geothermal Power PT 7.75%, 08/05/2031(a)		1,419	1,434,646
Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(a)		3,431	3,045,013

			19,201,489

Other Utility – 0.0%
Energuate Trust 2 0 6.35%, 09/15/2035(a)		548	548,925

			19,750,414

Financial Institutions – 0.4%
Banking – 0.3%
Akbank TAS 7.50%, 01/20/2030(a)		1,051	1,089,120
Turkiye Vakiflar Bankasi TAO 9.00%, 10/12/2028(a)		1,411	1,513,185
Uzbek Industrial & Construction Bank ATB 8.95%, 07/24/2029(a)		224	242,381
Yapi ve Kredi Bankasi AS 7.125%, 10/10/2029(a)		1,643	1,678,702
7.25%, 03/03/2030(a)		3,090	3,148,710

			7,672,098

Finance – 0.0%
Sammaan Capital Ltd. 7.50%, 10/16/2030(a)		851	847,809

REITs – 0.1%
Mobiliare Latam SA/Mobiliare Latam Mexico SA de CV 6.75%, 11/10/2032(a)		1,572	1,571,104
Port Of Spain Waterfront Development 7.875%, 02/19/2040(a)		1,510	1,544,413

			3,115,517

			11,635,424

Total Emerging Markets - Corporate Bonds (cost $193,947,523)			175,853,783

EMERGING MARKETS - SOVEREIGNS – 3.3%
Angola – 0.2%
Angolan Government International Bond 8.00%, 11/26/2029(a)		6,450	6,566,584

Argentina – 0.3%
Argentine Republic Government International Bond 0.75%, 07/09/2030(c)		6,999	6,040,519

38 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.125%, 07/09/2035(c)	U.S.$	4,460	$3,327,312

			9,367,831

Bahrain – 0.1%
Bahrain Government International Bond 5.45%, 09/16/2032(a)		468	434,854
6.75%, 09/20/2029(a)		1,973	1,979,175
7.00%, 10/12/2028(a)		1,673	1,689,747

			4,103,776

Costa Rica – 0.3%
Costa Rica Government International Bond 5.50%, 11/21/2030(a)	EUR	7,750	9,452,816

Cote D’Ivoire – 0.2%
Ivory Coast Government International Bond 4.875%, 01/30/2032(a)		2,308	2,593,486
5.75%, 12/31/2032(a)(c)	U.S.$	1,362	1,359,953
6.625%, 03/22/2048(a)	EUR	732	781,508

			4,734,947

Dominican Republic – 0.2%
Dominican Republic International Bond 5.75%, 03/17/2034(a)	U.S.$	392	382,984
8.625%, 04/20/2027(a)		4,249	4,371,878

			4,754,862

Ecuador – 0.3%
Ecuador Government International Bond 5.00%, 07/31/2040(a)(c)		4,034	3,370,150
6.90%, 07/31/2035(a)(c)		4,553	4,220,581
8.75%, 01/29/2034(a)		1,862	1,900,090

			9,490,821

Egypt – 0.3%
Egypt Government International Bond 5.875%, 02/16/2031(a)		3,704	3,519,911
7.625%, 05/29/2032(a)		1,544	1,536,527
8.70%, 03/01/2049(a)		5,153	4,752,354

			9,808,792

El Salvador – 0.2%
Comision Ejecutiva Hidroelectrica del Rio Lempa 8.65%, 01/24/2033(a)		2,811	2,983,876
El Salvador Government International Bond 8.625%, 02/28/2029(a)		3,166	3,362,292
9.25%, 04/17/2030(a)		1,067	1,143,291

			7,489,459

Kenya – 0.1%
Republic of Kenya Government International Bond 7.875%, 02/26/2034(a)		3,293	3,067,430

ABFunds.com	AB High Income Fund 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Nigeria – 0.3%
Nigeria Government International Bond 6.125%, 09/28/2028(a)	U.S.$	2,715	$2,733,326
7.14%, 02/23/2030(a)		5,188	5,354,016
8.375%, 03/24/2029(a)		1,035	1,106,757

			9,194,099

Senegal – 0.3%
Senegal Government International Bond Series 7Y 7.75%, 06/10/2031(a)		11,448	6,869,659
4.75%, 03/13/2028(a)	EUR	1,139	875,718
6.25%, 05/23/2033(a)	U.S.$	395	221,595

			7,966,972

South Africa – 0.1%
Republic of South Africa Government International Bond 7.25%, 12/11/2055(a)		240	226,080
7.95%, 11/19/2054(a)		3,450	3,523,485

			3,749,565

Sri Lanka – 0.1%
Sri Lanka Government International Bond 3.60%, 05/15/2036(a)(c)		3,285	3,088,143

Turkey – 0.3%
Hazine Mustesarligi Varlik Kiralama AS 6.75%, 09/01/2030(a)		5,538	5,624,225
Turkiye Government International Bond 6.95%, 09/16/2035		2,058	2,028,674
7.125%, 07/17/2032		1,497	1,519,829

			9,172,728

Ukraine – 0.0%
Ukraine Government International Bond 4.50%, 02/01/2029(a)(c)		702	544,101
4.50%, 02/01/2035(a)(c)		449	269,693
4.50%, 02/01/2036(a)(c)		437	257,790

			1,071,584

Uzbekistan – 0.0%
Republic of Uzbekistan International Bond 5.375%, 02/20/2029(a)		426	427,118

Total Emerging Markets - Sovereigns (cost $101,912,963)			103,507,527

GOVERNMENTS - TREASURIES – 0.9%
United States – 0.9%
U.S. Treasury Bonds 6.125%, 11/15/2027(r)		9,763	10,072,186

40 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

U.S. Treasury Notes 3.125%, 11/15/2028(r)	U.S.$	12,054	$11,826,850
4.00%, 02/29/2028(r)		4,978	4,988,117

Total Governments - Treasuries (cost $27,470,060)			26,887,153

GOVERNMENTS - SOVEREIGN BONDS – 0.8%
Colombia – 0.2%
Colombia Government International Bond 3.125%, 04/15/2031		1,508	1,314,599
6.50%, 01/21/2033		532	529,739
7.375%, 04/25/2030		3,612	3,784,473
7.50%, 02/02/2034		1,801	1,882,585

			7,511,396

Mexico – 0.1%
Mexico Government International Bond 5.375%, 03/22/2033		1,870	1,838,210

Romania – 0.3%
Romanian Government International Bond 5.75%, 09/16/2030(a)		4,664	4,710,640
5.75%, 03/24/2035(a)		4,562	4,384,082
6.375%, 01/30/2034(a)		1,114	1,124,026

			10,218,748

Trinidad and Tobago – 0.2%
Trinidad & Tobago Government International Bond 6.40%, 06/26/2034(a)		3,305	3,385,311
6.50%, 01/28/2036(a)		1,580	1,618,031

			5,003,342

Total Governments - Sovereign Bonds (cost $24,455,716)			24,571,696

QUASI-SOVEREIGNS – 0.8%
Quasi-Sovereign Bonds – 0.8%
Brazil – 0.1%
Caixa Economica Federal 5.625%, 05/13/2030(a)		1,550	1,571,700

Mexico – 0.3%
Comision Federal de Electricidad 4.69%, 05/15/2029(a)		927	914,949
5.70%, 01/24/2030(a)		832	837,824
6.50%, 01/28/2051(a)		2,090	2,058,650

ABFunds.com	AB High Income Fund 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Petroleos Mexicanos 5.50%, 06/27/2044	U.S.$	4,678	$3,630,128
5.625%, 01/23/2046		3,985	3,071,917

			10,513,468

South Africa – 0.2%
Transnet/South Africa 8.25%, 02/06/2028(a)		5,160	5,368,309

Trinidad and Tobago – 0.0%
Trinidad Generation UnLtd. 7.75%, 06/16/2033(a)		999	1,052,936

Turkey – 0.2%
TC Ziraat Bankasi AS 7.25%, 02/04/2030(a)		2,616	2,660,472
8.00%, 01/16/2029(a)		1,389	1,453,322
Turkiye Ihracat Kredi Bankasi AS 6.875%, 07/03/2028(a)		1,400	1,431,500

			5,545,294

Total Quasi-Sovereigns (cost $22,685,262)			24,051,707

ASSET-BACKED SECURITIES – 0.7%
Other ABS - Fixed Rate – 0.5%
Short Term Consumer Receivables Issuer Trust Series 2025-1B, Class INV Zero Coupon, 11/20/2035(e)(f)(h)		5,070	5,222,747
Series 2026-1A, Class INV Zero Coupon, 03/20/2036(e)(h)(n)		9,491	9,932,124

			15,154,871

Autos - Fixed Rate – 0.1%
Tricolor Auto Securitization Trust Series 2024-3A, Class A 5.22%, 06/15/2028(e)(f)(h)(i)(l)		3,075	2,675,084

Other ABS - Floating Rate – 0.1%
Pagaya AI Debt Grantor Trust Series 2024-S1, Class ABC 7.31%, 09/15/2031(e)(h)(n)		2,379	2,380,823

Total Asset-Backed Securities (cost $20,433,850)			20,210,778

		Shares
COMMON STOCKS – 0.5%
Financial Institutions – 0.2%
Financial Services – 0.2%
Curo Group Holdings LLC(i)		610,655	6,106,550

42 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Shares	U.S. $ Value

Communication Services – 0.2%
Diversified Telecommunication Services – 0.2%
Altice France SA/LuxCo3(e)(h)(i)	288,132	$5,884,090

Industrials – 0.1%
Electrical Equipment – 0.1%
Exide Technologies(e)(h)(i)	4,045	1,973,960

Transportation Infrastructure – 0.0%
Spirit Aviation Holdings, Inc.(i)	184,617	258,464

		2,232,424

Health Care – 0.0%
Health Care Providers & Services – 0.0%
ModivCare Topco LLC(i)	317,880	1,788,075

Consumer Discretionary – 0.0%
Broadline Retail – 0.0%
K201640219 South Africa Ltd. – Class A(e)(h)(i)	64,873,855	65
K201640219 South Africa Ltd. – Class B(e)(h)(i)	10,275,684	10

		75

Diversified Consumer Services – 0.0%
AG Tracker(e)(h)(i)	251,120	– 0	–
Paysafe Ltd.(i)	46,899	423,967

		423,967

Leisure Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(e)(h)(i)	14	– 0	–

		424,042

Energy – 0.0%
Energy Equipment & Services – 0.0%
BIS Industries Holdings Ltd.(e)(h)(i)	5,004,988	5
CHC Group LLC(h)(i)	104,383	10

		15

Oil, Gas & Consumable Fuels – 0.0%
Battalion Oil Corp.(i)	135	512
New Fortress Energy, Inc.(h)(i)	157,134	108,705

		109,217

		109,232

Consumer Staples – 0.0%
Household Products – 0.0%
Southeastern Grocers, Inc.(e)(h)(i)(k)	508,189	1

Total Common Stocks (cost $63,131,567)		16,544,414

ABFunds.com	AB High Income Fund 43

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

INFLATION-LINKED SECURITIES – 0.5%
Colombia – 0.5%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(f) (cost $18,087,143)	U.S.$	63,663,773	$15,485,116

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
State of California Series 2010 7.60%, 11/01/2040		1,200	1,438,220
7.625%, 03/01/2040		1,250	1,481,135
State of Illinois Series 2010 7.35%, 07/01/2035		2,943	3,152,630
Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041(f)		7,240	6,613,623

Total Local Governments - US Municipal Bonds (cost $12,674,539)			12,685,608

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.4%
Non-Agency Fixed Rate – 0.3%
Alternative Loan Trust Series 2006-HY12, Class A5 4.135%, 08/25/2036		1,383	1,306,368
Series 2006-42, Class 1A6 6.00%, 01/25/2047		791	415,843
Series 2006-24CB, Class A15 5.75%, 08/25/2036		1,766	849,762
Series 2006-24CB, Class A16 5.75%, 08/25/2036		338	162,469
Series 2006-26CB, Class A6 6.25%, 09/25/2036		184	81,721
Series 2006-26CB, Class A8 6.25%, 09/25/2036		694	308,815
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		560	368,380
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		568	275,878
Series 2007-15CB, Class A19 5.75%, 07/25/2037		330	180,933
Series 2007-16CB, Class 1A7 6.00%, 08/25/2037		296	211,850

44 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Bear Stearns ARM Trust Series 2007-3, Class 1A1 4.05%, 05/25/2047	U.S.$	244	$221,386
Series 2007-4, Class 22A1 4.24%, 06/25/2047		1,094	981,958
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		458	148,083
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 4.59%, 09/25/2047		278	252,047
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.45%, 03/25/2037		169	147,147
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		414	367,680
First Horizon Alternative Mortgage Securities Trust Series 2006-AA3, Class A1 4.95%, 06/25/2036		191	150,801
Residential Accredit Loans, Inc. Trust Series 2005-QA10, Class A31 4.95%, 09/25/2035		1,013	665,685
Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		530	473,534
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 08/25/2036		493	195,641
Series 2007-A1, Class A8 6.00%, 03/25/2037		849	253,176
Series 2007-A5, Class 2A3 6.00%, 05/25/2037		208	99,544
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-9, Class A4 4.02%, 10/25/2036		1,482	405,243
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 5.99%, 12/28/2037		660	599,648

			9,123,592

Non-Agency Floating Rate – 0.1%
Alternative Loan Trust Series 2007-7T2, Class A3 4.37% (CME Term SOFR 1 Month + 0.71%), 04/25/2037(j)		2,002	600,743
CHL Mortgage Pass-Through Trust Series 2007-13, Class A7 4.37% (CME Term SOFR 1 Month + 0.71%), 08/25/2037(j)		300	101,218

ABFunds.com	AB High Income Fund 45

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 4.02% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(j)	U.S.$	900	$197,538
Lehman Mortgage Trust Series 2007-1, Class 3A1 4.02% (CME Term SOFR 1 Month + 0.36%), 02/25/2037(j)		2,839	362,939
Series 2007-1, Class 3A2 3.48% (7.14% – CME Term SOFR 1 Month), 02/25/2037(j)(s)		2,840	284,178
Lehman XS Trust Series 2007-16N, Class 2A2 5.47% (CME Term SOFR 1 Month + 1.81%), 09/25/2047(j)		276	255,591
PHH Alternative Mortgage Trust Series 2007-1, Class 1A1 4.09% (CME Term SOFR 1 Month + 0.43%), 02/25/2037(j)		266	194,819
Series 2007-2, Class 1A3 4.43% (CME Term SOFR 1 Month + 0.77%), 05/25/2037(j)		140	127,128

			2,124,154

Total Collateralized Mortgage Obligations (cost $19,489,554)			11,247,746

EMERGING MARKETS - TREASURIES – 0.3%
Brazil – 0.3%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2035 (cost $7,684,680)		56,885	9,400,419

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.3%
Non-Agency Fixed Rate CMBS – 0.3%
Commercial Mortgage Trust Series 2012-CR3, Class F 4.29%, 10/15/2045(a)		242	12,064
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.39%, 08/10/2044(a)		6,016	5,860,703
Series 2013-GC13, Class D 3.98%, 07/10/2046(a)		1,500	1,126,487
WFRBS Commercial Mortgage Trust Series 2011-C4, Class D 5.15%, 06/15/2044(a)		1,541	1,514,789

46 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2014-C20, Class D 3.99%, 05/15/2047(a)	U.S.$	2,473	$86,521

Total Commercial Mortgage-Backed Securities (cost $10,897,078)			8,600,564

		Shares
PREFERRED STOCKS – 0.2%
Industrials – 0.2%
Consumer Cyclical - Retailers – 0.1%
QXO, Inc. – Class C(e)(h)(i)(n)		427	4,270,000

Other Industrial – 0.0%
Asphalt ATD Holdco – Class A(e)(h)(i)		12,070	299,457

Technology – 0.1%
Veritas US, Inc.(e)(f)(h)(i)		30,322	583,698

Total Preferred Stocks (cost $5,154,105)			5,153,155

		Principal Amount (000)
COLLATERALIZED LOAN OBLIGATIONS – 0.1%
CLO - Floating Rate – 0.1%
LCM 28 Ltd. Series 28A, Class D 6.89% (CME Term SOFR 3 Month + 3.21%), 10/20/2030(a)(j)	U.S.$	500	495,614
Rad CLO 10 Ltd. Series 2021-10A, Class E 9.78% (CME Term SOFR 3 Month + 6.11%), 04/23/2034(a)(j)		3,793	3,558,522

Total Collateralized Loan Obligations (cost $4,285,934)			4,054,136

		Shares
RIGHTS – 0.0%
Altice France Lux 3/Altice Holdings 1 (CVR), expiring 10/01/2099(e)(f)(h)(i)		1,181	18,712
Altice France SA (CVR), expiring 12/31/2049(e)(f)(h)(i)		9,218	146,053
Vistra Corp., expiring 12/31/2049(e)(h)(i)		45,881	55,057

Total Rights (cost $0)			219,822

ABFunds.com	AB High Income Fund 47

PORTFOLIO OF INVESTMENTS (continued)

		Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.0%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.50%(t)(u)(v) (cost $44,348,808)		44,348,808	$44,348,808

		Principal Amount (000)
Time Deposits – 0.6%
BBH, New York 1.12%, 05/01/2026	CAD	3,953	2,910,469
Citibank, London 0.86%, 05/04/2026	EUR	2,217	2,602,526
JPMorgan Chase, New York 2.98%, 05/01/2026	U.S.$	10,831	10,831,327
Nordea, Oslo 2.66%, 05/04/2026	NOK	6,526	704,357
Standard Chartered Bank, Johannesburg 4.24%, 05/04/2026	ZAR	6,433	386,201

Total Time Deposits (cost $17,434,880)			17,434,880

Total Short-Term Investments (cost $61,783,688)			61,783,688

Total Investments – 99.9% (cost $3,202,886,513)			3,082,027,668
Other assets less liabilities – 0.1%			3,859,792

Net Assets – 100.0%			$3,085,887,460

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	1,428	June 2026	$153,989,719	$(2,432,062)
U.S. Ultra Bond (CBT) Futures	140	June 2026	16,104,375	(763,437)

Sold Contracts
U.S. Long Bond (CBT) Futures	151	June 2026	17,039,407	718,430
U.S. T-Note 10 Yr (CBT) Futures	951	June 2026	105,174,656	2,592,961

				$115,892

48 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	COP	72,474,459	USD	19,093	05/14/2026	$(778,672)
BNP Paribas SA	USD	5,100	COP	19,164,763	05/14/2026	154,422
Citibank NA	COP	9,021,523	USD	2,438	05/14/2026	(35,555)
Citibank NA	USD	315	COP	1,176,581	05/14/2026	7,427
Citibank NA	GBP	12,912	USD	17,450	07/16/2026	(115,240)
Citibank NA	USD	6,086	GBP	4,503	07/16/2026	40,193
Deutsche Bank AG	BRL	11,372	USD	2,232	05/05/2026	(64,143)
Deutsche Bank AG	USD	2,280	BRL	11,372	05/05/2026	16,322
HSBC Bank USA	EUR	2,840	USD	3,352	06/18/2026	11,602
JPMorgan Chase Bank NA	BRL	8,814	USD	1,767	05/05/2026	(12,650)
JPMorgan Chase Bank NA	USD	1,674	BRL	8,814	05/05/2026	105,023
Morgan Stanley Capital Services LLC	EUR	134,731	USD	159,301	06/18/2026	836,465
Morgan Stanley Capital Services LLC	USD	7,439	EUR	6,292	06/18/2026	(39,063)
UBS AG	BRL	78,802	USD	15,378	05/05/2026	(531,157)
UBS AG	USD	15,816	BRL	78,802	05/05/2026	93,334
UBS AG	BRL	40,680	USD	8,117	06/02/2026	(34,559)

						$(346,251)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at April 30, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 46, 5 Year Index, 6/20/2031*	5.00%	Quarterly	3.31%	USD	33,530	$2,584,081	$1,463,645	$1,120,436
Hertz Corp. (The), 5.000%, 12/01/2029, 06/20/2029*	5.00	Quarterly	24.17	USD	1,300	(519,874)	(117,742)	(402,132)
iTraxx XOVER Series 45, 5 Year Index, 6/20/2031*	5.00	Quarterly	2.92	EUR	37,210	4,174,126	2,809,556	1,364,570

						$6,238,333	$4,155,459	$2,082,874

*	Termination date

ABFunds.com	AB High Income Fund 49

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
BRL	381,993	01/02/2029	1 Day CDI	12.716%	Maturity	$(1,429,882)	$	– 0	–	$(1,429,882)
BRL	151,092	01/02/2029	1 Day CDI	13.651%	Maturity	33,561		– 0	–	33,561
BRL	124,027	01/02/2029	1 Day CDI	13.993%	Maturity	164,152		– 0	–	164,152
BRL	121,160	01/02/2029	1 Day CDI	12.618%	Maturity	(498,631)		– 0	–	(498,631)
BRL	52,540	01/02/2029	1 Day CDI	12.682%	Maturity	(203,110)		– 0	–	(203,110)
BRL	50,895	01/02/2029	1 Day CDI	13.220%	Maturity	(79,753)		– 0	–	(79,753)
BRL	46,809	01/02/2029	1 Day CDI	13.020%	Maturity	(109,598)		– 0	–	(109,598)
BRL	44,580	01/02/2029	1 Day CDI	12.555%	Maturity	(183,904)		– 0	–	(183,904)
BRL	44,579	01/02/2029	1 Day CDI	12.490%	Maturity	(195,565)		– 0	–	(195,565)

						$(2,502,730)	$	– 0	–	$(2,502,730)

REVERSE REPURCHASE AGREEMENTS (see Note D)

Broker	Currency	Principal Amount (000)	Interest Rate		Maturity	U.S. $ Value at April 30, 2026
Barclays Capital, Inc.†	USD	1,515	-2.50	%*	—	$1,514,579
Barclays Capital, Inc.†	USD	1,482	0.00		—	1,486,171
Barclays Capital, Inc.†	USD	2,199	0.25		—	2,199,596
Barclays Capital, Inc.†	USD	308	2.25		—	308,634
Barclays Capital, Inc.†	USD	3,446	2.25		—	3,450,378
Barclays Capital, Inc.†	USD	1,452	2.50		—	1,452,697
Barclays Capital, Inc.†	USD	3,567	2.75		—	3,568,390
Barclays Capital, Inc.†	USD	1,910	2.75		—	1,911,563
Barclays Capital, Inc.†	USD	1,021	3.00		—	1,022,771
Barclays Capital, Inc.†	USD	9,984	3.25		—	10,004,090
Jefferies LLC†	USD	1,694	2.75		—	1,699,904
Nomura UK	USD	1,880	2.50		5/04/2026	1,880,522
Standard Chartered Bank†	USD	1,023	2.25		—	1,027,747

						$31,527,042

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on April 30, 2026.

*	Interest payment due from counterparty.

50 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days		31-90 Days			Greater than 90 Days			Total
Corporates – Non-Investment Grade	$27,287,368	$1,880,522		$	– 0	–	$	– 0	–	$29,167,890
Corporates – Investment Grade	2,050,518	– 0	–		– 0	–		– 0	–	2,050,518
Emerging Markets – Corporate Bonds	308,634	– 0	–		– 0	–		– 0	–	308,634

Total	$29,646,520	$1,880,522		$	– 0	–	$	– 0	–	$31,527,042

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At April 30, 2026, the aggregate market value of these securities amounted to $2,278,083,341 or 73.82% of net assets.

(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at April 30, 2026.

(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at April 30, 2026.

(d)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.62% of net assets as of April 30, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost			Market Value		Percentage of Net Assets
Altice France Lux 3/Altice Holdings 1 (CVR) Zero Coupon, 10/01/2099	10/01/2025	$	– 0	–	$18,712		0.00%
Altice France Lux 3/Altice Holdings 1 10.00%, 01/15/2033	10/01/2025		2,276,507		2,455,945		0.08%
Altice France SA (CVR) Zero Coupon, 12/31/2049	10/01/2025		– 0	–	146,053		0.00%
Braskem Idesa SAPI 7.45%, 11/15/2029	03/03/2021 - 01/29/2024		5,240,836		3,965,557		0.13%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030	11/14/2023		127,488		6,814		0.00%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020		– 0	–	– 0	–	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020		– 0	–	– 0	–	0.00%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016		18,087,143		15,485,116		0.51%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	01/31/2017 - 06/30/2022		5,622,018		– 0	–	—%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	01/31/2017 - 06/30/2022		3,941,905		– 0	–	—%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023	05/15/2013 - 02/19/2015		12,955,188		– 0	–	0.00%

ABFunds.com	AB High Income Fund 51

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ModivCare, Inc. 5.00%, 10/01/2029	11/06/2023 - 04/01/2025	$2,835,337	$4,345	0.00%
NFE Financing LLC 12.00%, 11/15/2029	12/05/2024 - 04/08/2025	12,455,951	5,987,475	0.19%
Raizen Fuels Finance SA 5.30%, 01/20/2027	02/05/2026	157,744	109,810	0.00%
Raizen Fuels Finance SA 5.70%, 01/17/2035	05/14/2025 - 05/22/2025	2,561,882	1,544,072	0.05%
Raizen Fuels Finance SA 6.25%, 07/08/2032	06/26/2025	4,140,173	2,558,850	0.08%
Raizen Fuels Finance SA 6.45%, 03/05/2034	02/28/2024	2,070,277	1,129,458	0.04%
Raizen Fuels Finance SA 6.70%, 02/25/2037	02/20/2025 - 02/21/2025	2,497,278	1,362,094	0.04%
Short Term Consumer Receivables Issuer Trust Series 2025-1B, Class INV Zero Coupon, 11/20/2035	12/02/2025 - 01/20/2026	5,205,901	5,222,747	0.18%
Tricolor Auto Securitization Trust Series 2024-3A, Class A 5.22%, 06/15/2028	09/18/2025	2,927,119	2,675,084	0.09%
Veritas US, Inc.	12/09/2024	584,608	583,698	0.02%
Vibrantz Technologies, Inc. 9.00%, 02/28/2031	02/27/2026	25,414	18,762	0.00%
Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041	08/03/2021	7,240,000	6,613,623	0.21%

(g)	Defaulted matured security.

(h)	Fair valued by the Adviser.

(i)	Non-income producing security.

(j)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at April 30, 2026.

(k)	Escrow Shares.

(l)	Defaulted.

(m)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(n)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CNG Holdings, Inc. (16.50% Cash or 17.50% PIK), 06/30/2031	05/21/2019 - 03/16/2026	$4,564,651	$3,721,523	0.12%
Ineos Quattro Holdings UK Ltd. 7.50%, 03/14/2030	08/25/2025	373,172	387,234	0.01%
Pagaya AI Debt Grantor Trust Series 2024-S1, Class ABC 7.31%, 09/15/2031	04/24/2024	2,379,336	2,380,823	0.08%
QXO, Inc. – Class C,	03/30/2026	4,270,000	4,270,000	0.14%

52 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Short Term Consumer Receivables Issuer Trust Series 2026-1A, Class INV Zero Coupon, 03/20/2036	02/25/2026 - 04/23/2026	$9,921,494	$9,932,124	0.32%

(o)	Convertible security.

(p)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at April 30, 2026.

(q)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the SOFR plus a premium which was determined at the time of purchase.

(r)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.

(s)	Inverse interest only security.

(t)	The rate shown represents the 7-day yield as of period end.

(u)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(v)	Affiliated investments.

Currency Abbreviations:

BRL – Brazilian Real

CAD – Canadian Dollar

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

NOK – Norwegian Krone

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDI – Brazil CETIP Interbank Deposit Rate

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

CVR – Contingent Value Right

EURIBOR – Euro Interbank Offered Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

ABFunds.com	AB High Income Fund 53

STATEMENT OF ASSETS & LIABILITIES

April 30, 2026 (unaudited)

Assets
Investments in securities, at value Unaffiliated issuers (cost $3,158,537,705)	$3,037,678,860
Affiliated issuers (cost $44,348,808)	44,348,808
Cash	28,780
Cash collateral due from broker	2,414,106
Foreign currencies, at value (cost $3,908,527)	1,179,632
Unaffiliated interest receivable	47,470,616
Receivable for investment securities sold	6,202,627
Receivable for capital stock sold	2,107,661
Unrealized appreciation on forward currency exchange contracts	1,264,788
Receivable for variation margin on centrally cleared swaps	780,035
Affiliated dividends receivable	98,068
Receivable due from Adviser	5,730
Other assets	9,690

Total assets	3,143,589,401

Liabilities
Payable for reverse repurchase agreements	31,527,042
Payable for investment securities purchased	9,224,377
Payable for capital stock redeemed	8,451,298
Dividends payable	2,756,274
Unrealized depreciation on forward currency exchange contracts	1,611,039
Payable for capital gains taxes	1,498,980
Advisory fee payable	1,239,549
Cash collateral due to broker	270,000
Distribution fee payable	255,925
Transfer Agent fee payable	90,656
Administrative fee payable	77,153
Directors’ fee payable	12,358
Payable for variation margin on futures	1,038
Accrued expenses	686,252

Total liabilities	57,701,941

Net Assets	$3,085,887,460

Composition of Net Assets
Capital stock, at par	$440,081
Additional paid-in capital	4,071,953,453
Accumulated loss	(986,506,074)

$3,085,887,460

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$800,727,134	114,355,193	$7.00	*

C	$110,709,753	15,623,308	$7.09

Advisor	$2,039,082,251	290,789,074	$7.01

I	$40,734,353	5,811,183	$7.01

Z	$94,633,969	13,502,679	$7.01

*	The maximum offering price per share for Class A shares was $7.31 which reflects a sales charge of 4.25%.

See notes to financial statements.

54 AB High Income Fund	ABFunds.com

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2026 (unaudited)

Investment Income
Interest	$110,492,164
Dividends
Affiliated issuers	951,381
Unaffiliated issuers	149	$111,443,694

Expenses
Advisory fee (see Note B)	7,564,983
Distribution fee—Class A	1,007,617
Distribution fee—Class C	565,683
Transfer agency—Class A	295,996
Transfer agency—Class C	41,591
Transfer agency—Advisor Class	746,889
Transfer agency—Class I	24,345
Transfer agency—Class Z	10,380
Custody and accounting	133,491
Audit and tax	93,409
Registration fees	80,663
Printing	65,283
Administrative	51,748
Legal	41,457
Directors’ fees	23,269
Miscellaneous	34,458

Total expenses before interest expense	10,781,262
Interest expense	274,513

Total expenses	11,055,775
Less: expenses waived and reimbursed by the Adviser (see Note B)	(52,140)

Net expenses		11,003,635

Net investment income		100,440,059

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)		(8,841,355)
Forward currency exchange contracts		803,695
Futures		(676,542)
Swaps		2,131,778
Foreign currency transactions		(699,998)
Net change in unrealized appreciation (depreciation) on:
Investments(b)		(18,262,056)
Forward currency exchange contracts		(3,710,411)
Futures		159,110
Swaps		(339,815)
Foreign currency denominated assets and liabilities		195,810

Net loss on investment and foreign currency transactions		(29,239,784)

Net Increase in Net Assets from Operations		$71,200,275

(a)	Net of foreign realized capital gains taxes of $771,198.

(b)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $126,359.

See notes to financial statements.

ABFunds.com	AB High Income Fund 55

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$100,440,059	$216,843,005
Net realized loss on investment and foreign currency transactions	(7,282,422)	(55,014,639)
Net change in unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities	(21,957,362)	87,479,711

Net increase in net assets from operations	71,200,275	249,308,077
Distributions to Shareholders
Class A	(26,645,185)	(58,148,720)
Class C	(3,267,500)	(7,832,581)
Advisor Class	(69,605,172)	(142,557,269)
Class I	(1,381,589)	(3,004,346)
Class Z	(3,261,144)	(9,553,010)
Capital Stock Transactions
Net decrease	(8,493,808)	(115,500,032)

Total decrease	(41,454,123)	(87,287,881)
Net Assets
Beginning of period	3,127,341,583	3,214,629,464

End of period	$3,085,887,460	$3,127,341,583

See notes to financial statements.

56 AB High Income Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (unaudited)

NOTE A

Significant Accounting Policies

AB High Income Fund, Inc. (the “Fund”) is organized as a Maryland corporation and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Class B, Class R, Class K and Class T shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price

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at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically recorded at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including

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broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly

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traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2026:

Investments in Securities	Level 1			Level 2	Level 3		Total
Assets:
Corporates – Non-Investment Grade	$	– 0	–	$1,921,800,824	$13,939,875	#	$1,935,740,699
Corporates – Investment Grade		– 0	–	418,715,518	– 0	–	418,715,518
Bank Loans		– 0	–	199,605,782	7,708,357		207,314,139

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Investments in Securities	Level 1			Level 2		Level 3		Total
Emerging Markets – Corporate Bonds	$	– 0	–	$175,846,969		$6,814	#	$175,853,783
Emerging Markets – Sovereigns		– 0	–	103,507,527		– 0	–	103,507,527
Governments – Treasuries		– 0	–	26,887,153		– 0	–	26,887,153
Governments – Sovereign Bonds		– 0	–	24,571,696		– 0	–	24,571,696
Quasi-Sovereigns		– 0	–	24,051,707		– 0	–	24,051,707
Asset-Backed Securities		– 0	–	– 0	–	20,210,778		20,210,778
Common Stocks		791,648		7,894,635		7,858,131	#	16,544,414
Inflation-Linked Securities		– 0	–	15,485,116		– 0	–	15,485,116
Local Governments – US Municipal Bonds		– 0	–	12,685,608		– 0	–	12,685,608
Collateralized Mortgage Obligations		– 0	–	11,247,746		– 0	–	11,247,746
Emerging Markets – Treasuries		– 0	–	9,400,419		– 0	–	9,400,419
Commercial Mortgage-Backed Securities		– 0	–	8,600,564		– 0	–	8,600,564
Preferred Stocks		– 0	–	– 0	–	5,153,155		5,153,155
Collateralized Loan Obligations		– 0	–	4,054,136		– 0	–	4,054,136
Rights		– 0	–	– 0	–	219,822		219,822
Short-Term Investments:
Investment Companies		44,348,808		– 0	–	– 0	–	44,348,808
Time Deposits		17,434,880		– 0	–	– 0	–	17,434,880

Total Investments in Securities		62,575,336		2,964,355,400		55,096,932		3,082,027,668
Other Financial Instruments*:
Assets
Futures		3,311,391		– 0	–	– 0	–	3,311,391	†
Forward Currency Exchange Contracts		– 0	–	1,264,788		– 0	–	1,264,788
Centrally Cleared Credit Default Swaps		– 0	–	6,758,207		– 0	–	6,758,207	†
Centrally Cleared Interest Rate Swaps		– 0	–	197,713		– 0	–	197,713	†
Liabilities
Futures		(3,195,499)		– 0	–	– 0	–	(3,195,499	)†
Forward Currency Exchange Contracts		– 0	–	(1,611,039)		– 0	–	(1,611,039)
Centrally Cleared Credit Default Swaps		– 0	–	(519,874)		– 0	–	(519,874	)†
Centrally Cleared Interest Rate Swaps		– 0	–	(2,700,443)		– 0	–	(2,700,443	)†

Total		$62,691,228		$2,967,744,752		$55,096,932		$3,085,532,912

#	The Fund held securities with zero market value at period end.

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

†

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

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The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Corporates – Non-Investment Grade#	Bank Loans	Emerging Markets – Corporate Bonds#	Asset- Backed Securities
Balance as of 10/31/25	$20,197,388	$54,628,263	$6,815	$3,598,683
Accrued discounts/ (premiums)	175,060	– 0	–	21,680	53,379
Realized gain (loss)	– 0	–	67,526	(1,867,408)	(102,074)
Change in unrealized appreciation (depreciation)	(877,825)	880,145	1,845,727	(126,160)
Purchases/Payups	1,519,005	2,550,310	– 0	–	22,939,588
Sales/Paydowns	(7,073,753)	(7,585,921)	– 0	–	(8,873,844)
Transfers into Level 3*	– 0	–	349,406	– 0	–	2,721,206
Transfers out of Level 3^	– 0	–	(43,181,372)	– 0	–	– 0	–

Balance as of 04/30/26	$13,939,875	$7,708,357	$6,814	$20,210,778

Net change in unrealized appreciation (depreciation) from investments held as of 04/30/26**	$(986,701)	$911,395	$(20,902)	$(126,160)

Common Stocks#	Preferred Stocks	Rights	Total
Balance as of 10/31/25	$11,102,159	$1,012,024	$215,024	$90,760,356
Accrued discounts/ (premiums)	– 0	–	– 0	–	– 0	–	250,119
Realized gain (loss)	– 0	–	– 0	–	– 0	–	(1,901,956)
Change in unrealized appreciation (depreciation)	1,488,569	(128,869)	4,798	3,086,385
Purchases/Payups	– 0	–	4,270,000	– 0	–	31,278,903
Sales/Paydowns	– 0	–	– 0	–	– 0	–	(23,533,518)
Transfers into Level 3*	– 0	–	– 0	–	– 0	–	3,070,612
Transfers out of Level 3^	(4,732,597)	– 0	–	– 0	–	(47,913,969)

Balance as of 04/30/26	$7,858,131	$5,153,155	$219,822	$55,096,932

Net change in unrealized appreciation (depreciation) from investments held as of 04/30/26**	$1,488,569	$(128,869)	$4,798	$1,142,130

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.

*	Amounts were transferred into Level 3 as the observability of price inputs has decreased during the reporting period.

**

The unrealized appreciation (depreciation) is included in net change in unrealized appreciation (depreciation) on investments and other financial instruments in the accompanying statement of operations.

^	Amounts were transferred out of Level 3 as the observability of price inputs has increased during the reporting period.

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The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at April 30, 2026. Securities priced (i) by third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 04/30/26			Valuation Technique	Unobservable Input	Input
Corporates – Non-Investment Grade		$845,572		Intrinsic Calculation	Asset Value	$ 98.39
	$	– 0	–	Qualitative Assessment		$ 0.00

$845,572

Bank Loans		$3,498,116		Discounted Cash Flow	Discount Rate	6.77% to 7.30%
		$2,072,859		Discounted Cash Flow	Discount Rate	18.47% to 19.47%
		$1,248,264		Discounted Cash Flow	Discount Rate	9.36% to 9.90%

$6,819,239

Emerging Markets – Corporate Bonds	$	– 0	–	Qualitative Assessment		$ 0.00
	$	– 0	–	Qualitative Assessment		$ 0.00

	$	– 0	–

Common Stocks		$1,973,960		Guideline Public Company, Discounted Cash Flow, and Optional Value	Asset Value	$ 488.00
		$5		Qualitative Assessment		$ 0.00
	$	– 0	–	Qualitative Assessment		$ 0.00

$1,973,965

Preferred Stocks		$4,270,000		Intrinsic Calculation	Asset Value	$ 10,000.00
		$299,457		Intrinsic Calculation	Asset Value	$ 24.81

$4,569,457

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Asset Value in isolation would be expected to result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in Discount Rate in isolation would be expected to result in a significantly lower (higher) fair value measurement.

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3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received

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from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of

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the next $2.5 billion and .40% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended April 30, 2026, the reimbursement for such services amounted to $51,748.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $253,565 for the six months ended April 30, 2026.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $28,028 from the sale of Class A shares and received $3,156 and $7,142 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended April 30, 2026.

During the year ended October 31, 2025, the Adviser reimbursed the Fund $4,033,429 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended April 30, 2026, such waiver amounted to $52,140.

A summary of the Fund’s transactions in AB mutual funds for the six months ended April 30, 2026 is as follows:

Fund	Market Value 10/31/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$75,929	$362,777	$394,357	$44,349	$951

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NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on Advisor Class, Class I and Class Z shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $20,395,825 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2026, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$755,917,276		$761,157,636
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$77,279,664
Gross unrealized depreciation	(198,788,724)

Net unrealized depreciation	$(121,509,060)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

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The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended April 30, 2026, the Fund held forward currency exchange contracts for hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty

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to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended April 30, 2026, the Fund held futures for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk or inflation. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps

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on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps on the statement of operations, in addition to any realized gain (loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain (loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate, inflation and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at

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prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended April 30, 2026, the Fund held interest rate swaps for non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligation with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the

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payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended April 30, 2026, the Fund held credit default swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

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During the six months ended April 30, 2026, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$3,311,391	*	Payable for variation margin on futures	$3,195,499	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	197,713	*	Payable for variation margin on centrally cleared swaps	2,700,443	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	1,264,788		Unrealized depreciation on forward currency exchange contracts	1,611,039

Credit contracts	Receivable for variation margin on centrally cleared swaps	2,485,006	*	Payable for variation margin on centrally cleared swaps	402,132	*

Total		$7,258,898			$7,909,113

*

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives			Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation (depreciation) on swaps	$	– 0	–	$(2,502,730)

Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation (depreciation) on futures		(676,542)		159,110

Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) on forward currency exchange contracts		803,695		(3,710,411)

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation (depreciation) on swaps	$2,131,778	$2,162,915

Total		$2,258,931	$(3,891,116)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended April 30, 2026:

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$7,980,000	(a)
Average notional amount of sale contracts	$90,796,935
Centrally Cleared Interest Rate Swaps:
Average notional amount	$148,874,228	(a)
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$39,820,934
Average principal amount of sale contracts	$226,098,788
Futures:
Average notional amount of buy contracts	$179,716,469
Average notional amount of sale contracts	$127,873,219

(a)	Positions were open for four months during the reporting period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of April 30, 2026. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*		Security Collateral Received*			Net Amount of Derivative Assets
BNP Paribas SA	$154,422	$	– 0	–	$(154,422)		$	– 0	–	$	– 0	–
Citibank NA	47,620		(47,620)		– 0	–		– 0	–		– 0	–
Deutsche Bank AG	16,322		(16,322)		– 0	–		– 0	–		– 0	–
HSBC Bank USA	11,602		– 0	–	– 0	–		– 0	–		11,602
JPMorgan Chase Bank NA	105,023		(12,650)		– 0	–		– 0	–		92,373
Morgan Stanley Capital Services LLC	836,465		(39,063)		– 0	–		– 0	–		797,402
UBS AG	93,334		(93,334)		– 0	–		– 0	–		– 0	–

Total	$1,264,788		$(208,989)		$(154,422)		$	– 0	–		$901,377	^

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Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivative Liabilities
Barclays Bank PLC	$778,672	$	– 0	–	$(778,672)	$	– 0	–	$	– 0	–
Citibank NA	150,795	(47,620)	– 0	–	– 0	–	103,175
Deutsche Bank AG	64,143	(16,322)	– 0	–	– 0	–	47,821
JPMorgan Chase Bank NA	12,650	(12,650)	– 0	–	– 0	–	– 0	–
Morgan Stanley Capital Services LLC	39,063	(39,063)	– 0	–	– 0	–	– 0	–
UBS AG	565,716	(93,334)	(300,000)	– 0	–	172,382

Total	$1,611,039	$(208,989)	$(1,078,672)	$	– 0	–	$323,378	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^

Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

See Note D.3 for additional disclosure of netting arrangements regarding reverse repurchase agreements.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other master agreements, the Fund is permitted to offset payables and/or receivables with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund in the event of a default. In the event of a default by a MRA counterparty, the Fund may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such the return of such excess collateral may be delayed or denied. For the six months ended April 30, 2026 the carrying value of the payable for the reverse repurchase

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agreements approximated its fair value. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as a Level 1 investment. For the six months ended April 30, 2026, the average amount of reverse repurchase agreements outstanding was $19,698,921 and the daily weighted average interest rate was 2.38%. At April 30, 2026, the Fund had reverse repurchase agreements outstanding in the amount of $31,527,042 as reported in the statement of assets and liabilities.

The following table presents the Fund’s RVP liabilities by counterparty net of the related collateral pledged by the Fund as of April 30, 2026:

Counterparty	RVP Liabilities Subject to a MRA	Securities Collateral Pledged†*	Net Amount of RVP Liabilities
Barclays Capital, Inc.	$26,918,869	$(26,775,365)	$143,504
Jefferies LLC	1,699,904	(1,699,904)	– 0	–
Nomura UK	1,880,522	(1,873,169)	7,353
Standard Chartered Bank	1,027,747	(1,027,747)	– 0	–

	$31,527,042	$(31,376,185)	$150,857

†	Including accrued interest.

*	The actual collateral pledged may be more than the amount reported due to overcollateralization.

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025

Class A
Shares sold	4,810,789	10,349,088	$33,770,190	$72,484,582

Shares issued in reinvestment of dividends	2,252,018	4,913,216	15,805,397	34,481,962

Shares converted from Class C	966,202	3,252,751	6,787,568	22,761,428

Shares redeemed	(11,365,284)	(23,862,911)	(79,832,132)	(167,225,434)

Net decrease	(3,336,275)	(5,347,856)	$(23,468,977)	$(37,497,462)

Class C
Shares sold	1,504,730	1,916,388	$10,712,610	$13,618,738

Shares issued in reinvestment of dividends	233,611	564,391	1,660,034	4,006,660

Shares converted to Class A	(955,080)	(3,214,190)	(6,787,568)	(22,761,428)

Shares redeemed	(1,466,400)	(3,089,007)	(10,430,812)	(21,914,049)

Net decrease	(683,139)	(3,822,418)	$(4,845,736)	$(27,050,079)

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	Shares		Amount
	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025

Advisor Class
Shares sold	36,683,623	77,682,291	$258,401,917	$546,532,585

Shares issued in reinvestment of dividends	5,435,027	11,321,218	38,196,960	79,574,432

Shares redeemed	(38,360,163)	(92,080,756)	(269,640,189)	(643,294,509)

Net increase (decrease)	3,758,487	(3,077,247)	$26,958,688	$(17,187,492)

Class I
Shares sold	676,372	1,394,817	$4,763,734	$9,790,292

Shares issued in reinvestment of dividends	191,218	408,823	1,343,645	2,876,502

Shares redeemed	(979,898)	(2,061,472)	(6,903,382)	(14,488,962)

Net decrease	(112,308)	(257,832)	$(796,003)	$(1,822,168)

Class Z
Shares sold	1,479,222	6,145,215	$10,412,729	$42,874,953

Shares issued in reinvestment of dividends	420,523	1,243,667	2,954,825	8,746,764

Shares redeemed	(2,801,582)	(11,858,355)	(19,709,334)	(83,564,548)

Net decrease	(901,837)	(4,469,473)	$(6,341,780)	$(31,942,831)

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

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Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risks than investments in other foreign countries because the markets are less developed, less liquid and are subject to increased potential for market manipulation and economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Mortgage-Related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods

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of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Loan Participations and Assignments Risk—When the Fund purchases loan participations and assignments, it is subject to the credit risk associated with the underlying corporate borrower. In addition, the lack of a liquid secondary market for loan participations and assignments may have an adverse impact on the value of such investments and the Fund’s ability to dispose of particular assignments or participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

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NOTES TO FINANCIAL STATEMENTS (continued)

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum of the Facility amount is allocated among the participating funds. The portion of the commitment fee allocated to the ETFs is paid by the Adviser pursuant to the ETFs’ unitary fee structure. The Fund did not utilize the Facility during the six months ended April 30, 2026.

NOTE H

Distributions to Shareholders

The tax character of distributions paid for the year ending October 31, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2025 and October 31, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$221,095,926	$231,512,930

Total taxable distributions paid	$221,095,926	$231,512,930

As of October 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,372,484
Accumulated capital and other losses	(814,802,479	)(a)
Unrealized appreciation (depreciation)	(131,609,192	)(b)

Total accumulated earnings (deficit)	$(944,039,187	)(c)

(a)	As of October 31, 2025, the Fund had a net capital loss carryforward of $814,802,479.

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(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of hyperinflationary currency contracts, the tax treatment of callable bonds, the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of partnership investments.

(c)

The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax, the tax treatment of defaulted securities, and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of October 31, 2025, the Fund had a net short-term capital loss carryforward of $143,640,947 and a net long-term capital loss carryforward of $671,161,532, which may be carried forward for an indefinite period.

NOTE I

Subsequent Events

Effective June 23, 2026, the revolving credit facility was increased from $325 million to $380 million.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB High Income Fund 81

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 7.08	$ 7.00	$ 6.45	$ 6.44	$ 7.98	$ 7.53

Income From Investment Operations

Net investment income(a)(b)	.22	.48	*	.50	.47	.41	.40

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.07)	.08	.55	.05	(1.48)	.53

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	.15	.56	1.05	.52	(1.07)	.93

Less: Dividends and Distributions

Dividends from net investment income	(.23)	(.48)	(.50)	(.48)	(.47)	(.44)

Return of capital	– 0	–	– 0	–	– 0	–	(.03)	– 0	–	(.04)

Total dividends and distributions	(.23)	(.48)	(.50)	(.51)	(.47)	(.48)

Net asset value, end of period	$ 7.00	$ 7.08	$ 7.00	$ 6.45	$ 6.44	$ 7.98

Total Return

Total investment return based on net asset value(d)**	2.31%	8.34	%*^	16.67%	8.21%	(13.83)%	12.52	%^

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$800,727	$832,736	$861,584	$795,930	$854,235	$1,157,302

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.86	%(f)	.86%	.90%	.90%	.90%	.84%

Expenses, before waivers/reimbursements(e)	.87	%(f)	.86%	.90%	.90%	.90%	.84%

Net investment income(b)	6.37	%(f)	6.81	%*	7.22%	7.11%	5.69%	4.95%

Portfolio turnover rate	25%	55%	50%	34%	28%	48%

See footnote summary on page 87.

82 AB High Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 7.16	$ 7.09	$ 6.52	$ 6.51	$ 8.07	$ 7.62

Income From Investment Operations

Net investment income(a)(b)	.20	.42	*	.44	.42	.35	.33

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.07)	.08	.58	.05	(1.50)	.54

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	.13	.50	1.02	.47	(1.15)	.87

Less: Dividends and Distributions

Dividends from net investment income	(.20)	(.43)	(.45)	(.43)	(.41)	(.38)

Return of capital	– 0	–	– 0	–	– 0	–	(.03)	– 0	–	(.04)

Total dividends and distributions	(.20)	(.43)	(.45)	(.46)	(.41)	(.42)

Net asset value, end of period	$ 7.09	$ 7.16	$ 7.09	$ 6.52	$ 6.51	$ 8.07

Total Return

Total investment return based on net asset value(d)**	2.04%	7.28	%*^	15.93%	7.29	%^	(14.69)%	11.65	%^

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$110,710	$116,761	$142,635	$160,725	$199,870	$324,644

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.61	%(f)	1.61%	1.64%	1.64%	1.64%	1.58%

Expenses, before waivers/reimbursements(e)	1.61	%(f)	1.61%	1.64%	1.64%	1.64%	1.59%

Net investment income(b)	5.53	%(f)	5.96	%*	6.38%	6.26%	4.81%	4.14%

Portfolio turnover rate	25%	55%	50%	34%	28%	48%

See footnote summary on page 87.

ABFunds.com	AB High Income Fund 83

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 7.09	$ 7.01	$ 6.46	$ 6.45	$ 7.99	$ 7.54

Income From Investment Operations

Net investment income(a)(b)	.23	.49	*	.51	.49	.43	.42

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.07)	.09	.56	.05	(1.49)	.53

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	.16	.58	1.07	.54	(1.06)	.95

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.50)	(.52)	(.50)	(.48)	(.46)

Return of capital	– 0	–	– 0	–	– 0	–	(.03)	– 0	–	(.04)

Total dividends and distributions	(.24)	(.50)	(.52)	(.53)	(.48)	(.50)

Net asset value, end of period	$ 7.01	$ 7.09	$ 7.01	$ 6.46	$ 6.45	$ 7.99

Total Return

Total investment return based on net asset value(d)**	2.43%	8.60	%*^	16.94%	8.46%	(13.70)%	12.92	%^

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,039,082	$2,033,868	$2,034,535	$1,701,261	$1,754,072	$2,579,006

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.61	%(f)	.61%	.65%	.64%	.64%	.59%

Expenses, before waivers/reimbursements(e)	.62	%(f)	.61%	.65%	.65%	.65%	.59%

Net investment income(b)	6.61	%(f)	7.04	%*	7.45%	7.34%	5.90%	5.20%

Portfolio turnover rate	25%	55%	50%	34%	28%	48%

See footnote summary on page 87.

84 AB High Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 7.08	$ 7.02	$ 6.46	$ 6.45	$ 8.00	$ 7.54

Income From Investment Operations

Net investment income(a)(b)	.23	.48	.52	.48	.43	.42

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.06)	.08	.56	.06	(1.50)	.54

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	.17	.56	1.08	.54	(1.07)	.96

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.50)	(.52)	(.50)	(.48)	(.46)

Return of capital	– 0	–	– 0	–	– 0	–	(.03)	– 0	–	(.04)

Total dividends and distributions	(.24)	(.50)	(.52)	(.53)	(.48)	(.50)

Net asset value, end of period	$ 7.01	$ 7.08	$ 7.02	$ 6.46	$ 6.45	$ 8.00

Total Return

Total investment return based on net asset value(d)**	2.27%	8.22	%^	17.08%	8.42%	(13.72)%	12.91	%^

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$40,734	$41,958	$43,393	$64,806	$67,757	$90,893

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.66	%(f)	.66%	.65%	.69%	.66%	.59%

Expenses, before waivers/reimbursements(e)	.66	%(f)	.66%	.65%	.69%	.66%	.59%

Net investment income(b)	6.57	%(f)	6.85%	7.49%	7.30%	5.91%	5.21%

Portfolio turnover rate	25%	55%	50%	34%	28%	48%

See footnote summary on page 87.

ABFunds.com	AB High Income Fund 85

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 7.08	$ 7.02	$ 6.46	$ 6.45	$ 8.00	$ 7.54

Income From Investment Operations

Net investment income(a)(b)	.23	.49	.52	.49	.43	.42

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.06)	.08	.56	.05	(1.49)	.55

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	.17	.57	1.08	.54	(1.06)	.97

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.51)	(.52)	(.50)	(.49)	(.47)

Return of capital	– 0	–	– 0	–	– 0	–	(.03)	– 0	–	(.04)

Total dividends and distributions	(.24)	(.51)	(.52)	(.53)	(.49)	(.51)

Net asset value, end of period	$ 7.01	$ 7.08	$ 7.02	$ 6.46	$ 6.45	$ 8.00

Total Return

Total investment return based on net asset value(d)**	2.46%	8.35%	17.16%	8.51%	(13.64)%	12.99	%^

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$94,634	$102,018	$132,482	$112,725	$155,009	$266,052

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.56	%(f)	.56%	.59%	.59%	.57%	.53%

Expenses, before waivers/reimbursements(e)	.56	%(f)	.57%	.59%	.59%	.57%	.53%

Net investment income(b)	6.66	%(f)	6.95%	7.53%	7.37%	5.96%	5.26%

Portfolio turnover rate	25%	55%	50%	34%	28%	48%

See footnote summary on page 87.

86 AB High Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude interest expense:

	Six Months Ended April 30, 2026 (unaudited)(f)	Year Ended October 31,
		2025	2024	2023	2022	2021
Class A
Net of waivers/reimbursements	.85%	.84%	.86%	.85%	.87%	.84%
Before waivers/reimbursements	.85%	.84%	.86%	.85%	.87%	.84%
Class C
Net of waivers/reimbursements	1.59%	1.58%	1.60%	1.60%	1.61%	1.58%
Before waivers/reimbursements	1.59%	1.59%	1.61%	1.60%	1.61%	1.59%
Advisor Class
Net of waivers/reimbursements	.59%	.59%	.61%	.60%	.62%	.59%
Before waivers/reimbursements	.60%	.59%	.61%	.61%	.63%	.59%
Class I
Net of waivers/reimbursements.	.64%	.64%	.61%	.64%	.63%	.59%
Before waivers/reimbursements	.64%	.64%	.62%	.64%	.63%	.59%
Class Z
Net of waivers/reimbursements.	.54%	.54%	.55%	.55%	.54%	.53%
Before waivers/reimbursements	.55%	.54%	.56%	.55%	.54%	.53%

(f)	Annualized.

(g)	Less than .005%.

*

During the year ended October 31, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share	Net Investment Income Ratio	Total Return
Class A	$.01	.14%	.00	%(g)
Class C	$.01	.13%	.00	%(g)
Advisor Class	$.01	.14%	.00	%(g)

**

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the performance of each share class, for the year ended October 31, 2025 by .01%.

^

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See notes to financial statements.

ABFunds.com	AB High Income Fund 87

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB High Income Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held in-person on August 5-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

88 AB High Income Fund	ABFunds.com

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly

ABFunds.com	AB High Income Fund 89

owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and

90 AB High Income Fund	ABFunds.com

sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were higher than the first breakpoint level. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoint and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an

ABFunds.com	AB High Income Fund 91

adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing any economies of scale.

92 AB High Income Fund	ABFunds.com

AB HIGH INCOME FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

HI-0152-0426

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant.

ITEM 19.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB High Income Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	June 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	June 26, 2026

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	June 26, 2026